UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Market Vectors ETF Trust
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end: April 30
Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

FLOATING RATE NOTES: 89.0%
Australia: 8.3%
$300,000	Australia Commonwealth Bank 1.29%, 03/17/14	$295,127
300,000	National Australia Bank Ltd. 1.30%, 04/11/14	295,876

		591,003

Denmark: 4.0%
300,000	Danske Bank A/S 1.62%, 04/14/14	287,716

Sweden: 4.8%
350,000	Nordea Bank AB 1.47%, 01/14/14	344,776

Switzerland: 13.9%
1,000,000	Credit Suisse New York 1.53%, 01/14/14	986,587

United Kingdom: 3.2%
225,000	Vodafone Group Plc 0.79%, 02/27/12	225,046

United States: 54.8%
225,000	American Express Credit Corp. 0.40%, 02/24/12	224,940
225,000	Archer-Daniels-Midland Co. 0.61%, 08/13/12	225,475
225,000	Bank of New York Mellon Corp. 0.67%, 03/23/12	225,147
350,000	BlackRock, Inc. 0.81%, 05/24/13	348,851
1,051,000	Citigroup, Inc. 2.16%, 05/15/18	896,436
282,000	General Electric Capital Corp. 0.82%, 05/05/26	212,936
	Goldman Sachs Group, Inc.
125,000	1.08%, 01/12/15	116,649
100,000	1.18%, 09/29/14	94,089
100,000	1.43%, 02/07/14	96,720
125,000	HSBC Finance Corp. 0.82%, 01/15/14	119,189
500,000	JPMorgan Chase Bank, NA 0.87%, 06/13/16	454,973
	Morgan Stanley
300,000	1.05%, 10/15/15	266,998
150,000	2.16%, 01/24/14	144,372
225,000	US Bank, NA 0.78%, 10/26/12	225,541
250,000	Wells Fargo & Co. 0.75%, 10/28/15	240,260

		3,892,576

Total Floating Rate Notes (Cost: $6,651,362)		6,327,704

Number of Shares

MONEY MARKET FUND: 11.6% (Cost: $820,941)
820,941	Dreyfus Government Cash Management Fund	820,941

Total Investments: 100.6% (Cost: $7,472,303)		7,148,645
Liabilities in excess of other assets: (0.6)%		(43,092)

NET ASSETS: 100.0%		$7,105,553

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Summary of Investments by Sector (unaudited)	% of Investments	Value

Communications	3.1%	$225,046

Consumer, Non-cyclical	3.2	225,475

Financial	82.2	5,877,183

Money Market Fund	11.5	820,941

	100.0%	$7,148,645

The summary of inputs used to value the Fund’s investments as of January 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Floating Rate Notes*	$—	$6,327,704	$—	$6,327,704

Money Market Fund	820,941	—	—	820,941

Total	$820,941	$6,327,704	$—	$7,148,645

* See Schedule of Investments for security type and geographic sector breakouts.

MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Number of Shares		Value

REAL ESTATE INVESTMENT TRUSTS: 100.1%
United States: 100.1%
109,936	American Capital Agency Corp.	$3,223,324
258,914	Annaly Capital Management, Inc.	4,360,112
114,819	Anworth Mortgage Asset Corp.	746,323
17,508	Apollo Commercial Real Estate Finance, Inc.	257,718
65,811	ARMOUR Residential REIT, Inc.	474,497
73,346	Capstead Mortgage Corp.	949,831
393,424	Chimera Investment Corp.	1,196,009
28,600	Colony Financial, Inc.	485,056
67,261	CreXus Investment Corp.	744,579
71,615	CYS Investments, Inc.	966,802
32,229	Dynex Capital, Inc.	298,441
39,197	Hatteras Financial Corp.	1,088,109
59,197	Invesco Mortgage Capital, Inc.	928,209
71,305	iStar Financial, Inc. *	497,709
153,157	MFA Financial, Inc.	1,124,172
66,829	Newcastle Investment Corp.	358,203
81,704	NorthStar Realty Finance Corp.	406,886
22,445	PennyMac Mortgage Investment Trust	397,501
33,057	RAIT Financial Trust	186,111
67,710	Redwood Trust, Inc.	795,592
62,730	Resource Capital Corp.	366,971
51,181	Starwood Property Trust, Inc.	1,008,266
100,051	Two Harbors Investment Corp.	993,506
25,461	Winthrop Realty Trust	304,259

Total Real Estate Investment Trusts (Cost: $21,205,198)		22,158,186

MONEY MARKET FUND: 0.5% (Cost: $118,397)
118,397	Dreyfus Government Cash Management Fund	118,397

Total Investments: 100.6% (Cost: $21,323,595)		22,276,583
Liabilities in excess of other assets: (0.6)%		(126,817)

NET ASSETS: 100.0%		$22,149,766

*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value

Financial	99.5%	$22,158,186

Money Market Fund	0.5	118,397

	100.0%	$22,276,583

The summary of inputs used to value the Fund’s investments as of January 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Total Investments*	$22,276,583	$—	$—	$22,276,583

*	See Schedule of Investments for security type and geographic sector breakouts.

EMERGING MARKET LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount			Value

FOREIGN DEBT OBLIGATIONS: 97.1%
Brazil: 8.7%
BRL	16,288,000	Banco do Brasil S.A. 9.75%, 07/18/17 †	$9,840,357
USD	11,813,000	Banco Safra Cayman Islands Ltd. 10.88%, 04/03/17	6,816,231
BRL	5,400,000	Banco Safra SA 10.25%, 08/08/16	3,100,434
		Brazil Letras do Tesouro Nacional
	3,100,000	8.77%, 04/01/13 ^	1,593,036
	10,496,000	9.20%, 01/01/13 ^	5,516,690
	1,100,000	10.23%, 01/01/15 ^	468,423
	13,360,000	11.98%, 07/01/12 ^	7,345,107
		Brazil Notas do Tesouro Nacional, Series F
	14,840,000	10.00%, 01/01/13	8,509,737
	500,000	10.00%, 01/01/14	285,407
	1,100,000	10.00%, 01/01/17	606,814
	2,700,000	10.00%, 01/01/21	1,429,098
	4,250,000	Cia Energetica de Sao Paulo 12.69%, 01/15/15	3,429,417

			48,940,751

Chile: 2.9%
CLP	7,605,000,000	Chile Government International Bond 5.50%, 08/05/20	16,184,146

Colombia: 4.1%
		Colombia Government International Bonds
COP	13,201,000,000	7.75%, 04/14/21	8,782,338
	14,699,000,000	12.00%, 10/22/15	10,374,913
	4,814,000,000	Republic of Colombia 9.85%, 06/28/27	3,851,860

			23,009,111

Germany: 0.7%
BRL	775,000	Kreditanstalt fuer Wiederaufbau 10.00%, 05/15/12	444,970
MXN	43,980,000	Landwirtschaftliche Rentenbank 7.64%, 04/05/13	3,424,301

			3,869,271

Hungary: 4.0%
		Hungary Government Bonds
HUF	575,750,000	5.50%, 02/12/14	2,418,344
	57,430,000	5.50%, 02/12/16	229,336
	222,360,000	6.00%, 11/24/23 †	784,981
	374,540,000	6.50%, 06/24/19	1,430,317
	256,760,000	6.75%, 02/12/13	1,123,838
	408,730,000	6.75%, 08/22/14	1,751,864
	1,473,440,000	6.75%, 02/24/17 †	6,031,070
	743,690,000	6.75%, 11/24/17	3,007,682
	100,640,000	7.00%, 06/24/22	393,231
	92,880,000	7.50%, 10/24/13	407,560
	306,480,000	7.50%, 11/12/20 †	1,248,905
	855,170,000	8.00%, 02/12/15	3,742,511

			22,569,639

Indonesia: 9.2%
		Indonesia Treasury Bonds
IDR	11,238,000,000	8.25%, 07/15/21	1,512,844
	14,015,000,000	9.50%, 06/15/15	1,792,003
	25,488,000,000	9.50%, 07/15/23	3,721,149
	23,692,000,000	9.75%, 05/15/37	3,579,919
	14,375,000,000	10.00%, 07/15/17	1,985,323
	31,123,000,000	10.00%, 09/15/24	4,723,177

EMERGING MARKET LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount			Value

IDR	6,714,000,000	10.00%, 02/15/28	$1,028,509
	42,728,000,000	10.25%, 07/15/22	6,508,458
	35,311,000,000	10.25%, 07/15/27	5,452,250
	14,913,000,000	10.50%, 08/15/30	2,387,392
	11,812,000,000	10.50%, 07/15/38	1,919,139
	10,409,000,000	10.75%, 05/15/16	1,422,946
	1,528,000,000	11.00%, 11/15/20	236,332
	35,826,000,000	11.00%, 09/15/25	5,824,690
	17,628,000,000	11.50%, 09/15/19	2,717,828
	16,524,000,000	11.60%, 08/15/18	2,485,428
	4,322,000,000	11.75%, 08/15/23	721,469
	1,586,000,000	12.00%, 09/15/26	275,859
	6,387,000,000	12.80%, 06/15/21	1,090,998
	12,807,000,000	12.90%, 06/15/22	2,244,923

			51,630,636

Malaysia: 9.5%
		Malaysia Government Bonds
MYR	6,242,000	3.21%, 05/31/13	2,061,335
	14,348,000	3.46%, 07/31/13	4,757,900
	4,291,000	3.70%, 05/15/13	1,425,523
	13,304,000	3.70%, 02/25/13	4,412,410
	2,360,000	3.72%, 06/15/12	778,116
	7,607,000	3.74%, 02/27/15	2,553,256
	19,258,000	3.81%, 02/15/17	6,487,958
	1,690,000	3.84%, 08/12/15	569,601
	3,620,000	4.01%, 09/15/17	1,232,100
	1,899,000	4.23%, 06/30/31	645,594
	6,051,000	4.24%, 02/07/18	2,085,574
	540,000	4.26%, 09/15/16	185,397
	33,115,000	4.38%, 11/29/19	11,590,958
	10,827,000	4.39%, 04/15/26	3,790,724
	13,649,000	5.09%, 04/30/14	4,698,159
	17,293,000	5.73%, 07/30/19	6,552,410

			53,827,015

Mexico: 4.9%
		Mexican Bonds
MXN	10,660,000	6.50%, 06/10/21	857,705
	2,178,300	7.50%, 06/03/27	182,091
	7,600,000	7.75%, 05/29/31	639,098
	2,665,600	7.75%, 12/14/17	231,302
	22,979,900	8.00%, 06/11/20	2,039,480
	33,041,700	8.50%, 12/13/18	2,993,161
	12,560,000	8.50%, 05/31/29	1,136,167
	101,793,900	8.50%, 11/18/38	8,925,151
	29,620,000	10.00%, 12/05/24	3,051,817
	74,607,000	10.00%, 11/20/36	7,501,896

			27,557,868

Netherlands: 0.6%
		Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. - Netherlands
MXN	24,360,000	7.59%, 10/05/15 ^	1,506,427
	14,730,000	9.20%, 09/28/15	1,221,577
ZAR	3,800,000	11.00%, 07/23/12	492,697

			3,220,701

Peru: 3.0%
		Peru Government Bonds
PEN	8,398,000	6.90%, 08/12/37	3,261,171
	600,000	6.95%, 08/12/31	234,647
	19,743,000	7.84%, 08/12/20	8,415,362
	6,665,000	8.20%, 08/12/26	2,965,801
	2,890,000	8.60%, 08/12/17	1,274,501
	1,536,000	9.91%, 05/05/15	665,733

			16,817,215

Philippines: 2.9%
		Philippine Government International Bonds
PHP	293,000,000	4.95%, 01/15/21	7,149,186
	388,000,000	6.25%, 01/14/36	9,520,390

			16,669,576

EMERGING MARKET LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount			Value

Poland: 9.6%
		Poland Government Bonds
PLN	2,850,000	4.65%, 01/25/14 ^	$807,443
	9,906,000	5.00%, 10/24/13	3,088,392
	8,701,000	5.00%, 04/25/16	2,714,637
	3,910,000	5.18%, 01/25/13 ^	1,160,965
	16,278,000	5.25%, 04/25/13	5,081,923
	17,831,000	5.25%, 10/25/17	5,544,534
	24,608,000	5.25%, 10/25/20	7,489,264
	31,990,000	5.50%, 04/25/15	10,108,979
	16,681,000	5.50%, 10/25/19	5,192,027
	15,522,000	5.75%, 04/25/14	4,909,679
	2,550,000	5.75%, 10/25/21	801,479
	10,148,000	5.75%, 09/23/22	3,187,954
	11,715,000	6.25%, 10/24/15	3,796,237

			53,883,513

Russia: 6.6%
RUB	439,300,000	RusHydro JSC via RusHydro Finance Ltd. 7.88%, 10/28/15 †	14,100,853
		Russian Federal Bonds
	127,563,000	6.88%, 07/15/15	4,155,731
	56,842,000	6.90%, 08/03/16	1,839,017
	52,223,000	7.10%, 03/13/14	1,735,665
	111,461,000	7.15%, 01/23/13	3,726,875
	7,483,000	7.35%, 01/20/16	247,457
	106,304,000	7.40%, 06/14/17	3,489,521
	122,853,000	7.50%, 03/15/18	4,051,402
	38,201,000	8.10%, 11/26/14	1,299,895
	58,055,000	11.20%, 12/17/14	2,123,384
	21,344,000	12.00%, 03/27/13	752,809

			37,522,609

South Africa: 8.6%
		Eskom Holdings Ltd.
ZAR	2,350,000	7.85%, 04/02/26	278,841
	90,000,000	9.25%, 04/20/18	12,421,169
		South Africa Government Bonds
	7,410,000	6.25%, 03/31/36	725,499
	31,603,000	6.50%, 02/28/41	3,100,673
	25,058,804	6.75%, 03/31/21	3,014,241
	16,136,000	7.00%, 02/28/31	1,761,850
	14,785,000	7.25%, 01/15/20	1,852,586
	18,691,000	7.50%, 01/15/14	2,467,632
	4,487,000	8.00%, 12/21/18	593,473
	2,210,000	8.75%, 12/21/14	303,676
	27,537,000	10.50%, 12/21/26	4,243,854
	13,714,800	13.50%, 09/15/15	2,153,112
		Transnet Ltd.
	3,500,000	10.50%, 09/17/20	494,175
	105,900,000	10.80%, 11/06/23	15,291,454

			48,702,235

Supranational: 6.9%
MXN	11,960,000	Asian Development Bank 6.55%, 01/28/15	938,494
		European Bank for Reconstruction & Development
	6,000,000	7.30%, 08/20/13	462,031
BRL	3,430,000	9.25%, 09/10/12	1,976,404
		European Investment Bank
HUF	1,074,600,000	6.50%, 01/05/15	4,851,706
MXN	9,000,000	6.52%, 09/01/15 ^	565,561
ZAR	33,760,000	8.00%, 10/21/13	4,433,976
	5,520,000	8.50%, 11/04/14	738,529

EMERGING MARKET LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount			Value

BRL	9,570,000	9.06%, 10/22/19 ^	$2,870,645
		International Bank for Reconstruction & Development
PLN	1,800,000	3.00%, 07/31/12	555,461
MXN	36,800,000	5.00%, 07/01/13	2,864,246
	117,710,000	6.50%, 09/11/13	9,413,179
BRL	300,000	9.50%, 03/02/17	187,946
USD	59,880,000	International Finance Corp. 6.00%, 01/28/16	4,839,681
		Kommuninvest I Sverige
HUF	200,000,000	6.36%, 01/31/13	878,933
MXN	44,960,000	7.20%, 07/07/14	3,621,433

			39,198,225

Thailand: 6.3%
		Thailand Government Bonds
THB	6,889,000	3.13%, 12/11/15	223,206
	100,680,000	3.63%, 05/22/15	3,314,125
	11,215,000	3.63%, 06/16/23	373,740
	26,470,000	3.65%, 12/17/21	895,496
	91,610,000	3.85%, 12/12/25	3,105,370
	55,134,000	3.88%, 06/13/19	1,880,001
	9,291,000	4.13%, 11/01/12	302,818
	80,894,000	4.13%, 11/18/16	2,732,394
	1,471,000	4.25%, 03/13/13	48,186
	29,710,000	4.75%, 12/20/24	1,098,344
	8,395,000	4.88%, 06/22/29	319,647
	73,190,000	5.00%, 12/03/14	2,491,546
	123,807,000	5.13%, 03/13/18	4,440,121
	33,365,000	5.25%, 07/13/13	1,112,122
	184,128,000	5.25%, 05/12/14	6,238,090
	30,186,000	5.40%, 07/27/16	1,069,350
	30,977,000	5.50%, 03/13/23	1,206,264
	51,787,000	5.63%, 01/12/19	1,929,501
	52,214,000	5.85%, 03/31/21	2,038,296
	15,283,000	6.15%, 07/07/26	645,982

			35,464,599

Turkey: 8.6%
		Turkey Government Bonds
TRY	3,320,000	7.12%, 08/08/12 ^	1,781,554
	2,380,000	8.00%, 01/29/14	1,311,811
	3,700,000	8.00%, 06/04/14	2,041,459
	6,356,000	8.00%, 10/09/13	3,521,245
	2,145,000	8.64%, 04/25/12 ^	1,184,990
	9,730,000	9.00%, 01/27/16	5,409,675
	3,710,600	9.07%, 11/07/12 ^	1,953,998
	500,000	9.36%, 07/17/13 ^	248,105
	6,644,600	10.00%, 01/09/13	3,777,706
	8,221,000	10.00%, 04/10/13	4,693,671
	6,515,000	10.00%, 06/17/15	3,736,201
	8,537,000	10.50%, 01/15/20	5,100,564
	854,000	10.06%, 02/20/13 ^	438,893
	11,671,000	11.00%, 08/06/14	6,808,330
	9,452,400	14.00%, 09/26/12	5,492,759
	1,695,000	16.00%, 03/07/12	960,970

			48,461,931

Total Foreign Debt Obligations (Cost: $559,519,576)			547,529,041

	Number of Shares

MONEY MARKET FUND: 0.7% (Cost: $4,011,906)
	4,011,906	Dreyfus Government Cash Management Fund	4,011,906

Total Investments Before Collateral for Securities Loaned: 97.8% (Cost: $563,531,482)			551,540,947

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.9% (Cost: $10,624,650)
	10,624,650	Bank of New York Overnight Government Fund	10,624,650

EMERGING MARKET LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount	Value

Total Investments: 99.7% (Cost: $574,156,132)	$562,165,597
Other assets less liabilities: 0.3%	1,563,587

NET ASSETS: 100.0%	$563,729,184

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $7,013,486.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Financial	4.9%	$26,846,994

Government	88.4	487,366,148

Industrial	2.8	15,785,629

Utilities	3.2	17,530,270

Money Market Fund	0.7	4,011,906

	100.0%	$551,540,947

The summary of inputs used to value the Fund’s investments as of January 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Foreign Debt Obligations*	$—	$547,529,041	$—	$547,529,041

Money Market Fund	14,636,556	—	—	14,636,556

Total	$14,636,556	$547,529,041	$—	$562,165,597

* See Schedule of Investments for security type and geographic sector breakouts.

LATAM AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount			Value

CORPORATE OBLIGATIONS: 6.3%
United States: 6.3%

USD	129,000	Gerdau Holdings, Inc. 7.00%, 01/20/20	$141,255
	290,000	Pemex Project Funding Master Trust 6.63%, 06/15/38	328,425

Total Corporate Obligations (Cost: $441,250)			469,680

FOREIGN DEBT OBLIGATIONS: 80.9%
Argentina: 1.3%
USD	249,000	Argentine Republic Government International Bond 2.50%, 12/31/38	97,733

Brazil: 22.5%
USD	138,000	Banco BMG S.A. 9.95%, 11/05/19	129,030
	145,000	Banco do Brasil S.A. 5.38%, 01/15/21	147,175
	142,000	Banco Santander Brasil S.A. 4.50%, 04/06/15	141,290
		Brazil Notas do Tesouro Nacional, Series F
BRL	320,000	10.00%, 01/01/13	183,834
	522,000	10.00%, 01/01/14	298,511
	522,000	10.00%, 01/01/17	288,488
	240,000	10.00%, 01/01/21	127,264
EUR	200,000	Vale S.A. 4.38%, 03/24/18	273,779
	75,000	Votorantim Cimentos S.A. 5.25%, 04/28/17	100,801

			1,690,172

Cayman Islands: 4.4%
USD	290,000	Petrobras International Finance Co. - Pifco 6.75%, 01/27/41	331,677

Chile: 4.1%
USD	146,000	Chile Government International Bond 3.88%, 08/05/20	158,775
	117,000	Corp. Nacional del Cobre de Chile 7.50%, 01/15/19	151,631

			310,406

Colombia: 8.6%
		Colombia Government International Bonds
COP	385,000,000	7.75%, 04/14/21	255,795
	550,000,000	12.00%, 10/22/15	387,692

			643,487

Costa Rica: 1.9%
USD	104,000	Costa Rica Government International Bond 10.00%, 08/01/20	141,960

Dominican Republic: 1.9%
USD	139,000	Dominican Republic International Bond 7.50%, 05/06/21	143,031

Mexico: 24.1%
USD	145,000	America Movil S.A.B. de C.V. 5.63%, 11/15/17	170,185
	435,000	Axtel S.A.B. de C.V. 7.63%, 02/01/17	341,475
	435,000	Banco Mercantil del Norte S.A. 4.38%, 07/19/15	445,875

LATAM AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount			Value

USD	135,000	Cemex S.A.B. de C.V. 9.00%, 01/11/18	$118,125
		Mexican Bonds
MXN	2,173,000	6.00%, 06/18/15	173,068
	4,483,000	6.50%, 06/10/21	359,794
	2,237,000	8.00%, 12/07/23	199,159

			1,807,681

Panama: 2.1%
USD	118,000	Panama Government International Bond 7.13%, 01/29/26	155,347

Peru: 3.9%
USD	150,000	Banco de Credito del Peru 5.38%, 09/16/20	149,437
	115,000	Peruvian Government International Bond 9.88%, 02/06/15	141,968

			291,405

Venezuela: 6.1%
USD	579,000	Petroleos de Venezuela S.A. 5.38%, 04/12/27	305,422
	145,000	Venezuela Government International Bond 10.75%, 09/19/13	151,525

			456,947

Total Foreign Debt Obligations (Cost: $6,194,115)			6,069,846

	Number of Shares

MONEY MARKET FUNDS: 9.7%
	721,361	Dreyfus Government Cash Management Fund	721,361
	7,441	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	7,441

Total Money Market Funds (Cost: $728,802)			728,802

Total Investments: 96.9% (Cost: $7,364,167)			7,268,328
Other assets less liabilities: 3.1%			232,079

NET ASSETS: 100.0%			$7,500,407

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
USD	United States Dollar

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	7.8%	$566,665

Communications	7.1	511,660

Diversified	1.4	100,801

Energy	13.3	965,524

Financial	13.9	1,012,807

Government	44.9	3,263,944

Industrial	1.6	118,125

Money Market Funds	10.0	728,802

	100.0%	$7,268,328

LATAM AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

The summary of inputs used to value the Fund’s investments as of January 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Obligations*	$—	$469,680	$—	$469,680

Foreign Debt Obligations*	—	6,069,846	—	6,069,846

Money Market Funds	728,802	—	—	728,802

Total	$728,802	$6,539,526	$—	$7,268,328

* See Schedule of Investments for security type and geographic sector breakouts.

RENMINBI BOND ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount			Value

CORPORATE OBLIGATIONS: 12.3%
United States: 12.3%
CNY	1,000,000 2,500,000	Caterpillar Financial Services Corp. 1.35%, 7/12/13 2.00%, 12/01/12	$156,126 394,460
	500,000	McDonald’s Corp. 3.00%, 09/16/13	80,526

Total Corporate Obligations (Cost: $623,472)			631,112

FOREIGN DEBT OBLIGATIONS: 77.1%
Australia: 1.5%
CNY	500,000	Australia and New Zealand Banking Group Ltd./Hong Kong 1.45%, 12/24/12	78,834

Cayman Islands: 3.1%
CNY	1,000,000	MTR Corporation Cayman Islands Ltd. 0.63%, 06/17/13	156,482

China / Hong Kong: 49.7%
CNY	750,000	Bank of China Ltd. 2.65%, 09/30/12	118,287
	1,500,000	Bank of Communications Co. Ltd./Hong Kong 1.00%, 03/04/13	231,760
	1,670,000	China Development Bank Corp. 2.70%, 11/11/13	267,667
	1,000,000	China Government Bond 1.80%, 12/01/15	156,456
	500,000	2.48%, 12/01/20	77,707
	1,750,000	China Power International Development Ltd. 3.20%, 12/23/15	264,631
	500,000	China Resources Power Holdings Co. Ltd. 2.90%, 11/12/13	78,780
	1,700,000	Export-Import Bank of China 1.95%, 12/02/12	269,586
	1,000,000	Hai Chao Trading Co. Ltd. 2.00%, 08/04/14	151,005
	3,000,000	HKCG Finance Ltd. 1.40%, 04/11/16	434,357
	500,000	Industrial & Commercial Bank of China Asia Ltd. 2.25%, 09/24/12	79,424
	1,000,000	Right Century Ltd. 1.85%, 06/03/14	151,865
	1,000,000	Sinochem Offshore Capital Co. Ltd. 1.80%, 01/18/14	151,684
	700,000	Sinotruk Hong Kong Ltd. 2.95%, 10/29/12	110,495

			2,543,704

Germany: 9.3%
CNY	3,000,000	BSH Bosch und Siemens Hausgeraete GmbH 2.38%, 09/29/14	473,118

Japan: 1.5%
CNY	500,000	Mitsubishi UFJ Lease & Finance Co. Ltd. 1.65%, 04/10/13	78,082

Luxembourg: 3.0%
CNY	1,000,000	VTB Bank OJSC Via VTB Capital S.A. 2.95%, 12/23/13	153,517

Netherlands: 6.0%
CNY	2,000,000	Volkswagen International Finance NV 2.15%, 05/23/16	306,748

RENMINBI BOND ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount			Value

Singapore: 3.0%
CNY	1,000,000	Global Logistic Properties Ltd. 3.38%, 05/11/16	$153,679

Total Foreign Debt Obligations (Cost: $3,912,838)			3,944,164

	Number of Shares

MONEY MARKET FUND: 1.1% (Cost: $59,445)
	59,445	Dreyfus Government Cash Management Fund	59,445

Total Investments: 90.6% (Cost: $4,595,755)			4,634,721
Other assets less liabilities: 9.4%			479,276

NET ASSETS: 100.0%			$5,113,997

CNY	Chinese Yuan

Summary of Investments by Sector (unaudited)	% of Investments	Value

Appliances	10.2%	$473,118

Auto - Cars / Light Trucks	6.6	306,748

Auto-Med & Heavy Duty Trucks	2.4	110,495

Chemicals - Diversified	3.3	151,684

Commercial Banking Institution	14.3	661,822

Electric - Generation	7.4	343,411

Finance - Commercial	11.9	550,586

Finance - Leasing Company	1.7	78,082

Food - Miscellaneous / Diversified	3.3	151,865

Gas-Distribution	9.4	434,357

Government	5.0	234,163

Investment Companies	3.4	156,482

Real Estate Operation / Development	3.3	153,679

Retail - Restaurants	1.7	80,526

Rubber - Tires	3.2	151,005

Special Purpose Banks	11.6	537,253

Money Market Fund	1.3	59,445

	100.0%	$4,634,721

The summary of inputs used to value the Fund’s investments as of January 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Obligations*	$—	$631,112	$—	$631,112

Foreign Debt Obligations*	—	3,944,164	—	3,944,164

Money Market Fund	59,445	—	—	59,445

Total	$59,445	$4,575,276	$—	$4,634,721

* See Schedule of Investments for security type and geographic sector breakouts.

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Number of Shares		Value

CLOSED-END FUNDS: 99.7%
5,728	Alliance Bernstein National Municipal Income Fund, Inc.	$89,013
2,392	BlackRock Investment Quality Municipal Trust, Inc.	39,588
2,506	BlackRock Long-Term Municipal Advantage Trust	31,651
8,286	BlackRock Muni Intermediate Duration Fund, Inc.	135,725
7,937	BlackRock MuniAssets Fund, Inc.	104,372
2,229	BlackRock Municipal 2018 Term Trust	37,871
4,096	BlackRock Municipal 2020 Term Trust	66,273
1,644	BlackRock Municipal Bond Trust	28,080
5,411	BlackRock Municipal Income Quality Trust	84,736
6,996	BlackRock Municipal Income Trust	105,640
3,711	BlackRock Municipal Income Trust II	59,042
5,746	BlackRock MuniEnhanced Fund, Inc.	69,239
2,177	BlackRock MuniHoldings Fund, Inc.	39,077
2,167	BlackRock MuniHoldings Fund II, Inc.	35,972
7,336	BlackRock MuniHoldings Investment Quality Fund	111,434
4,252	BlackRock MuniHoldings Quality Fund II, Inc.	62,589
2,645	BlackRock MuniHoldings Quality Fund, Inc.	38,855
10,079	BlackRock MuniVest Fund, Inc.	109,962
2,779	BlackRock MuniVest Fund II, Inc.	46,659
7,049	BlackRock MuniYield Fund, Inc.	109,894
2,612	BlackRock MuniYield Investment Fund	41,139
5,849	BlackRock MuniYield Quality Fund, Inc.	97,912
4,343	BlackRock MuniYield Quality Fund II, Inc.	62,061
14,446	BlackRock MuniYield Quality Fund III, Inc.	215,390
3,369	Dreyfus Municipal Income, Inc.	34,970
7,746	Dreyfus Strategic Municipal Bond Fund, Inc.	69,559
7,763	Dreyfus Strategic Municipals, Inc.	71,652
6,204	DWS Municipal Income Trust	88,159
13,920	Eaton Vance Municipal Bond Fund	184,997
2,554	Eaton Vance Municipal Income Trust	36,088
4,839	Invesco Municipal Income Opportunities Trust	33,679
4,063	Invesco Municipal Income Opportunities Trust II	31,082
3,632	Invesco Municipal Premium Income Trust	33,850
4,776	Invesco Quality Municipal Income Trust	66,434
3,091	Invesco Quality Municipal Investment Trust	45,190
3,062	Invesco Quality Municipal Securities	47,094
3,474	Invesco Value Municipal Income Trust	58,398
2,888	Invesco Value Municipal Trust	45,746
7,261	Invesco Van Kampen Advantage Municipal Income Trust II	96,571
4,693	Invesco Van Kampen Municipal Opportunity Trust	73,258
6,311	Invesco Van Kampen Municipal Trust	92,267
2,425	Invesco Van Kampen Select Sector Municipal Trust	31,986
8,593	Invesco Van Kampen Trust for Investment Grade Municipals	132,676
7,116	MFS High Income Municipal Trust	39,280
5,647	MFS Municipal Income Trust	42,127
3,000	Neuberger Berman Intermediate Municipal Fund, Inc.	47,970
5,068	Nuveen AMT-Free Municipal Income Fund	75,919
8,835	Nuveen Dividend Advantage Municipal Fund	132,878
6,564	Nuveen Dividend Advantage Municipal Fund 2	99,445
6,759	Nuveen Dividend Advantage Municipal Income Fund	104,832
21,649	Nuveen Insured Municipal Opportunity Fund, Inc.	328,848
6,310	Nuveen Insured Quality Municipal Fund, Inc.	94,145
7,272	Nuveen Investment Quality Municipal Fund, Inc.	116,861
9,018	Nuveen Municipal Advantage Fund	135,631
4,383	Nuveen Municipal High Income Opportunity Fund	56,935
3,583	Nuveen Municipal High Income Opportunity Fund 2	43,713
9,479	Nuveen Municipal Market Opportunity Fund, Inc.	138,204
32,590	Nuveen Municipal Value Fund	329,159
1,803	Nuveen Municipal Value Fund 2	32,274
12,248	Nuveen Performance Plus Municipal Fund	194,376
3,878	Nuveen Premier Insured Municipal Income Fund, Inc.	64,142
4,449	Nuveen Premier Municipal Income Fund, Inc.	67,936
13,037	Nuveen Premium Income Municipal Fund	193,730
15,897	Nuveen Premium Income Municipal Fund 2	243,542
8,781	Nuveen Premium Income Municipal Fund 4	122,319

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Number of Shares		Value

8,579	Nuveen Premium Income Municipal Opportunity Fund 2	$120,707
12,309	Nuveen Quality Income Municipal Fund, Inc.	188,820
1,958	Nuveen Select Maturities Municipal Fund	21,538
5,459	Nuveen Select Quality Municipal Fund	86,744
2,678	Nuveen Select Tax Free	40,090
3,574	Nuveen Select Tax Free 2	49,571
2,605	Nuveen Select Tax Free 3	38,085
2,745	PIMCO Municipal Income Fund	41,285
8,603	PIMCO Municipal Income Fund II	110,721
3,642	PIMCO Municipal Income Fund III	44,432
2,571	Pioneer Municipal High Income Advantage Trust	38,745
3,010	Pioneer Municipal High Income Trust	45,872
9,529	Putnam Managed Municipal Income Trust	73,564
9,768	Putnam Municipal Opportunities Trust	123,565
6,977	Western Asset Managed Municipals Fund, Inc.	97,678
2,385	Western Asset Municipal Defined Opportunity Trust, Inc.	53,734
4,230	Western Asset Municipal High Income Fund, Inc.	34,221

Total Closed-End Funds (Cost: $6,471,122)		7,009,468

MONEY MARKET FUND: 0.5% (Cost: $31,710)
31,710	Dreyfus Government Cash Management Fund	31,710

Total Investments: 100.2% (Cost: $6,502,832)		7,041,178
Liabilities in excess of other assets: (0.2)%		(11,479)

NET ASSETS: 100.0%		$7,029,699

The summary of inputs used to value the Fund’s investments as of January 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Closed-End Funds	$7,009,468	$—	$—	$7,009,468

Money Market Fund	31,710	—	—	31,710

Total	$7,041,178	$—	$—	$7,041,178

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 99.0%
Alabama: 1.8%
$3,395,000	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB) 6.45%, 04/02/12 (c)	$3,071,355
2,400,000	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB) 6.45%, 04/02/12 (c)	2,171,208
2,500,000	Colbert County, Northwest Alabama, Health Care Authority (RB) 5.75%, 06/01/13 (c)	2,263,250

		7,505,813

Arizona: 1.0%
1,000,000	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB) 5.50%, 07/01/17 (c)	934,770
1,400,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB) 5.25%, 10/01/20 (c)	1,425,746
1,500,000	University Medical Center Corp., Arizona Hospital (RB) 5.00%, 07/01/15 (c)	1,504,125

		3,864,641

California: 7.1%
1,000,000	California Municipal Finance Authority Revenue, Eisenhower Medical Center, Series A (RB) 5.75%, 07/01/20 (c)	1,039,110
1,000,000	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB) 5.00%, 07/01/15 (c)	909,880
2,320,000	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB) 5.25%, 07/01/15 (c)	2,319,884
3,165,000	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB) 5.25%, 07/01/15 (c)	3,041,248
750,000	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project- 5.15%, 07/01/17 (c)	645,045
500,000	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project- 5.25%, 07/01/17 (c) 144A	408,550
1,750,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB) 7.00%, 10/01/26	1,908,130
1,000,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB) 7.25%, 10/01/18 (c)	1,052,580
3,000,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB) 7.25%, 10/01/18 (c)	3,132,870
3,500,000	City of San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	3,912,720
1,500,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB) 4.50%, 06/01/17 (c)	1,230,510
1,000,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB) 5.00%, 06/01/17 (c)	747,020
2,940,000	Hesperia Public Financing Authority, Redevelopment and Housing Projects, Series A (TA) (XLCA) 5.00%, 09/01/17 (c)	2,441,111
2,000,000	Hesperia Public Financing Authority, Redevelopment and Housing Projects, Series A (TA) (XLCA) 5.50%, 09/01/17 (c)	1,811,240
3,230,000	Inland Empire Tobacco Securitization Authority, California Asset Backed-Turbo, Series A (RB) 4.63%, 06/01/17 (c)	2,641,042
500,000	Sacramento Municipal Utility District Financing Authority, Cosumnes Project (RB) (NATL) 5.00%, 07/01/16 (c)	556,535
310,000	San Joaquin Hills, California Transportation Corridor Agency (RB) (NATL) 5.38%, 04/02/12 (c)	271,876
760,000	San Joaquin Hills, California Transportation Corridor Agency (RB) 5.50%, 04/02/12 (c)	681,028

		28,750,379

Colorado: 0.7%
1,500,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.20%, 07/01/14 (c)	1,434,825
1,500,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.30%, 07/01/14 (c)	1,297,470

		2,732,295

Connecticut: 1.0%
1,580,000	Connecticut Resources Recovery Authority (RB) 6.45%, 04/02/12 (c)	1,580,569
1,250,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.00%, 04/01/20 (c)	1,359,838
1,000,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.88%, 04/01/20 (c)	1,116,740

		4,057,147

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

Delaware: 1.5%
$5,900,000	Delaware Economic Development Authority, Exempt Facility (RB) 5.38%, 10/01/20 (c)	$5,983,131

District of Columbia: 0.3%
1,500,000	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series B (RB) 0.00%, 10/01/28 (c)	1,090,800

Florida: 6.7%
1,500,000	Alachua County Health Facilities Authority, Series A (RB) 8.00%, 11/15/21 (c)	1,545,840
1,000,000	Alachua County Health Facilities Authority, Series A (RB) 8.13%, 11/15/21 (c)	1,032,120
2,000,000	Callaway, Florida Capital Improvement Special Capital Improvement Project (RB) (ACA) 5.25%, 08/01/17 (c)	1,785,480
2,945,000	City of Tavares, Florida Osprey Lodge at Lakeview Crest, Series A (RB) 8.75%, 07/01/16 (c)	3,035,058
3,000,000	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB) 7.63%, 06/15/21 (c)	3,179,700
4,000,000	Greater Orlando Aviation Authority, JetBlue Airways Corp. Project (RB) 6.50%, 05/15/12 (c)	4,013,480
3,000,000	Lee County Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series 5.25%, 06/15/17 (c)	2,851,020
335,000	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB) 5.13%, 11/15/16 (c)	286,663
1,220,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 6.50%, 05/01/14 (c)	1,232,237
1,000,000	Midtown Miami Community Development District, Parking Garage Project, Series A (SA) 6.25%, 05/01/14 (c)	1,009,650
1,200,000	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB) 5.50%, 07/01/17 (c)	1,108,620
3,750,000	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB) 5.50%, 07/01/17 (c)	3,357,262
250,000	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB) 5.70%, 07/01/15 (c)	243,053
4,000,000	Six Mile Creek Community Development District, Florida, Capital Improvement (SA) 5.88%, 05/01/17 (c) *	1,240,000
485,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA) 6.13%, 05/01/20 (c)	510,739
1,000,000	Village Community Development District No. 9, Summer County, Florida (SA) 5.50%, 05/01/22 (c)	1,017,150

		27,448,072

Georgia: 1.0%
4,000,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB) 6.13%, 09/01/20 (c)	4,224,920

Guam: 2.3%
2,750,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	2,959,577
1,000,000	Guam Government General Obligation, Series A (GO) 6.75%, 11/15/19 (c)	1,087,410
1,200,000	Guam Government Limited Obligation, Series A (RB) 5.63%, 12/01/19 (c)	1,293,900
3,850,000	Guam Government Waterworks Authority, Water & Wastewater System (RB) 5.88%, 07/01/15 (c)	3,908,443
250,000	Guam Power Authority, Series A (RB) 5.50%, 10/01/20 (c)	254,983

		9,504,313

Illinois: 7.7%
1,300,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	1,384,175
2,500,000	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB) 8.13%, 02/15/20 (c)	2,506,425
2,000,000	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB) 8.25%, 02/15/20 (c)	2,013,860
2,175,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	2,315,831
2,875,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB) 8.13%, 05/15/20 (c)	2,906,280
575,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB) 6.13%, 05/15/19 (c)	624,996

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

$6,710,000	Illinois Finance Authority, Sherman Health System, Series A (RB) 5.50%, 08/01/17 (c)	$6,805,148
4,070,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 6.00%, 02/15/20 (c)	4,512,409
6,500,000	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB) 8.00%, 05/15/20 (c)	6,588,855
1,500,000	Illinois Finance Authority, The Admiral At The Lake Project, Series D-1 (RB) 7.00%, 11/15/12 (c)	1,502,040

		31,160,019

Indiana: 4.1%
2,000,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB) 6.00%, 12/01/19	2,070,440
1,475,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.13%, 08/15/20 (c)	1,477,493
7,360,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.50%, 08/15/20 (c)	7,296,998
1,320,000	Indiana Health Facility Financing Authority, Hospital Revenue, The Methodist Hospitals, Inc. (RB) 5.50%, 04/02/12 (c)	1,263,451
1,000,000	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB) 5.70%, 09/01/17 (c)	905,430
3,000,000	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB) 5.75%, 09/01/17 (c)	2,698,980
1,160,000	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB) 5.80%, 09/01/17 (c)	1,039,058

		16,751,850

Iowa: 1.0%
1,500,000	Iowa Finance Authority, Senior Living Facilities, Deerfield Retirement Community (RB) 5.50%, 11/15/17 (c)	1,109,820
4,000,000	Tobacco Settlement Authority, Series C (RB) 5.63%, 06/01/15 (c)	3,079,400

		4,189,220

Kansas: 0.7%
1,000,000	City of Manhattan, Kansas Health Care Facility Revenue, Meadowlark Hills Retirement Community, Series A (RB) 5.00%, 05/15/17 (c)	942,470
2,000,000	City of Manhattan, Kansas Health Care Facility Revenue, Meadowlark Hills Retirement Community, Series A (RB) 5.00%, 05/15/17 (c)	1,802,400

		2,744,870

Kentucky: 0.6%
1,325,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc. Series A (RB) 6.38%, 06/01/20 (c)	1,442,104
1,000,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc. Series B (RB) 6.38%, 06/01/20 (c)	1,088,380

		2,530,484

Louisiana: 3.6%
4,250,000	Lakeshore Village Master Community Development District (SA) 5.25%, 07/01/17 * (a)	1,700,000
660,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Parking Facilities Corp. Garage Project, Series A (RB) (AMBAC) 5.38%, 04/02/12 (c)	660,079
785,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (c)	871,994
2,300,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 11/01/20 (c)	2,514,475
5,000,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.38%, 12/01/19 (c)	5,070,500
1,050,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB) 5.38%, 05/15/17 (c)	1,063,136
2,850,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 06/01/17 (c)	2,895,571

		14,775,755

Maine: 1.3%
1,165,000	Maine Health & Higher Educational Facilities Authority, General Medical Center (RB) 6.00%, 07/01/21 (c)	1,246,131
1,000,000	Maine Health & Higher Educational Facilities Authority, General Medical Center (RB) 6.75%, 07/01/21 (c)	1,084,700
1,000,000	Maine Health & Higher Educational Facilities Authority, General Medical Center (RB) 6.95%, 07/01/21 (c)	1,099,180
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 04/02/12 (c)	1,834,880

		5,264,891

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

Maryland: 1.4%
$2,000,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	$2,005,240
2,000,000	Maryland State Economic Development Corp., Chesapeake Bay Area, Series A (RB) 5.00%, 12/01/16 (c)	1,321,620
2,445,000	Mayor And City Council of Baltimore, Maryland, Convention Center Hotel Revenue, Series A (RB) (XLCA) 5.25%, 09/01/16 (c)	2,273,606

		5,600,466

Massachusetts: 0.9%
3,000,000	Massachusetts Health & Educational Facilities Authority, Milton Hospital Issue, Series D (RB) 5.50%, 07/01/15 (c)	2,883,300
760,000	Massachusetts Health & Educational Facilities Authority, Saints Memorial Medical Center Issue, Series A (RB) 6.00%, 04/02/12 (c)	633,422

		3,516,722

Michigan: 2.6%
990,000	Flint, Michigan Hospital Building Authority (RB) 7.38%, 07/01/20 (c)	1,063,933
2,510,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB) 5.25%, 07/01/15 (c)	2,418,109
3,450,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB) 6.00%, 07/01/15 (c)	3,476,151
1,350,000	Michigan Finance Authority, Senior Tax-Exempt Educational Facility Revenue, St. Catherine of Siena Academy Project, 7.38%, 10/01/20	1,485,999
1,000,000	Michigan Finance Authority, Senior Tax-Exempt Educational Facility Revenue, St. Catherine of Siena Academy Project, 8.00%, 10/01/19 (c)	1,096,840
1,000,000	Michigan State Strategic Fund, Solid Waste Disposal, Obligated-Waste Management System Project (RB) 4.63%, 12/01/12	1,026,770

		10,567,802

Minnesota: 0.9%
500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB) 6.00%, 08/01/17 (c)	521,085
500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB) 6.00%, 08/01/17 (c)	517,695
2,500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, HealthEast Project (RB) 6.00%, 11/15/15 (c)	2,558,175

		3,596,955

Missouri: 2.1%
2,845,000	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB) 6.25%, 01/01/14 (c)	2,903,038
3,500,000	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB) 6.50%, 01/01/14 (c)	3,543,085
570,000	Saint Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.35%, 06/15/15 (c)	491,904
700,000	St. Louis, Missouri Industrial Development Authority, Series A (RB) 5.00%, 06/15/15 (c)	670,397
1,150,000	St. Louis, Missouri Industrial Development Authority, Series A (RB) 5.25%, 06/15/15 (c)	1,053,561

		8,661,985

Montana: 1.7%
6,995,000	Montana State Board, Resource Recovery, Yellowstone Energy Project (RB) 7.00%, 06/30/12 (c)	6,923,511

Nebraska: 1.2%
1,500,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB) 5.00%, 12/01/15	1,561,860
3,510,000	Nebraska Educational Finance Authority, Concordia University Project (RB) 5.00%, 10/01/15 (c)	3,267,670

		4,829,530

New Jersey: 6.0%
3,650,000	Burlington County Bridge Commission, Burlington County, New Jersey, The Evergreens Project (RB) 5.63%, 01/01/18 (c)	3,579,080
500,000	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB) 6.25%, 04/02/12 (c)	500,010
2,000,000	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB) 6.25%, 04/02/12 (c)	1,999,800

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

$3,275,000	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB) 6.40%, 04/02/12 (c)	$3,275,426
7,150,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB) 6.63%, 01/01/16 (c)	6,917,053
1,000,000	New Jersey Health Care Facilities Financing Authority, Hackensack University Medical Center Issue, Series B (RB) 4.75%, 01/01/20 (c)	1,038,710
6,900,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB) 6.63%, 07/01/18 (c)	7,167,099

		24,477,178

New Mexico: 0.8%
3,160,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	3,280,017

New York: 7.4%
2,080,000	Chautaugua County, New York Industrial Development, NRG Dunkirk Power Project (RB) 5.88%, 02/01/20 (c)	2,142,088
1,000,000	Erie County, New York Industrial Development Agency Civic Facility, Charter School for Applied Technologies Project, 6.75%, 06/01/15 (c)	1,023,610
4,390,000	Erie County, New York Industrial Development Agency, Orchard Park CCRC, Inc. Project, Series A (RB) 6.00%, 11/15/16 (c)	3,909,207
1,000,000	Hudson Yards Infrastructure Corp. New York, Series A (RB) 5.00%, 02/15/17 (c)	1,030,450
3,055,000	Nassau County, New York Project Individual Development Agency, Continuing Care Retirement Home, Series A (RB) 6.70%, 01/01/18 (c)	2,457,106
1,950,000	New York City Industrial Development Agency, American Airlines, Inc., JFK International Airport Project (RB) 8.00%, 08/01/16 (c) (a)	1,760,460
1,000,000	New York City Industrial Development Agency, British Airways Plc Project (RB) 5.25%, 04/02/12 (c)	817,080
2,000,000	New York City Industrial Development Agency, Civic Facility, Bronx Parking Development Company LLC Project (RB) 5.88%, 10/01/17 (c)	1,021,360
2,000,000	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, 5.00%, 12/01/16 (c)	1,853,700
1,120,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC) 4.75%, 01/01/17 (c)	948,270
2,150,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC) 5.00%, 01/01/17 (c)	1,876,026
1,000,000	New York City Industrial Development Agency, Special Facility, JetBlue Airways Corp. Project (RB) 5.00%, 05/15/12 (c)	931,050
1,000,000	New York City Tobacco Settlement, Series I (RB) 5.00%, 06/01/16 (c)	775,670
4,250,000	New York City Tobacco Settlement, Series I (RB) 5.13%, 06/01/16 (c)	2,916,987
2,500,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB) 6.38%, 01/15/20 (c)	2,718,025
1,250,000	New York Suffolk County Industrial Development Agency, Southampton Hospital Association Civic Facility, Series B (RB) 7.63%, 04/02/12 (c)	1,251,063
2,000,000	Suffolk County Industrial Development Agency, Dowling College Civic Facility, Series A (RB) (ACA) 4.75%, 06/01/16 (c)	1,696,640
1,500,000	Westchester Tobacco Asset Securitization Corp. (RB) 5.13%, 06/01/15 (c)	1,168,185

		30,296,977

North Carolina: 0.3%
1,250,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB) 6.00%, 01/01/20 (c)	1,279,125

Ohio: 4.8%
2,355,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB) 5.88%, 06/01/17 (c)	1,830,801
1,000,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB) 6.50%, 06/01/17 (c)	817,200
2,770,000	Butler County, Ohio Hospital Facilities (RB) 5.50%, 11/01/20 (c)	2,878,833
5,085,000	Cleveland, Ohio Airport, Continental Airlines, Inc. Project (RB) 5.38%, 04/02/12 (c)	4,542,380
3,000,000	Lorain County, Ohio Port Authority, United States Steel Corporation Project (RB) 6.75%, 12/01/20 (c)	3,196,560
3,550,000	Ohio State Environmental Facilities, Ford Motor Company Project (RB) 5.75%, 04/01/15 (c)	3,564,910
1,500,000	Ohio State Higher Educational Facility Commission, Ashland University Project (RB) 6.25%, 09/01/20 (c)	1,568,730
1,500,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 04/02/12 (c)	1,127,985

		19,527,399

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

Oklahoma: 0.6%
$2,900,000	Oklahoma Kingfisher Hospital Authority, Hospital & Sales Tax (RB) 6.50%, 12/01/17 (c)	$2,453,139

Oregon: 0.4%
650,000	Oregon State Facilities Authority, Concordia University Project, Series A (RB) 6.13%, 09/01/20 (c)	688,844
750,000	Oregon State Facilities Authority, Concordia University Project, Series A (RB) 6.38%, 09/01/20 (c)	796,995

		1,485,839

Pennsylvania: 3.2%
2,000,000	Allegheny County, Pennsylvania Hospital Development Authority, Health System, West Pennsylvania, Series A (RB) 5.00%, 11/15/17 (c)	1,654,960
1,000,000	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB) 6.75%, 12/01/21 (c)	1,089,070
1,000,000	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB) 6.88%, 11/01/19 (c)	1,079,770
1,000,000	Lancaster County Hospital Authority, Brethren Village Project, Series A (RB) 6.50%, 07/01/17 (c)	1,032,520
3,150,000	Lycoming County Authority, Susquehanna Health System Project, Series A (RB) 5.75%, 07/01/19 (c)	3,316,572
1,620,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB) 5.13%, 12/01/15	1,628,537
3,200,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corporation Project (RB) 6.00%, 04/02/12 (c)	2,551,392
490,000	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, 5.50%, 07/01/17 (c)	501,932

		12,854,753

Puerto Rico: 5.0%
61,000,000	Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB) 9.00%, 05/15/15 (c) ^	4,427,990
2,500,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) (NATL) 5.50%, 07/01/19	2,855,375
2,000,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 5.75%, 07/01/21 (c)	2,202,900
1,475,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 6.00%, 07/01/21 (c)	1,657,605
820,000	Puerto Rico Highway & Transportation Authority (RB) (NATL) 5.25%, 07/01/33	896,793
1,470,000	Puerto Rico Public Buildings Authority (RB) (COMWLTH GTD) 5.25%, 07/01/14 (c)	1,513,145
2,000,000	Puerto Rico Public Financing Corp., Commonwealth Appropriation, Series A (RB) 5.75%, 08/01/27 (c) (p)	2,000,000
4,500,000	Puerto Rico Public Financing Corp., Commonwealth Appropriation, Series B (RB) 5.50%, 08/01/21 (c)	4,855,410
85,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Subordinate Series C (RB) 5.50%, 08/01/20 (c)	93,912

		20,503,130

Rhode Island: 0.9%
3,600,000	Rhode Island Health And Educational Building Corp., Tockwotton Home (RB) 8.38%, 01/01/21 (c)	3,744,828

South Carolina: 1.0%
4,510,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project 5.25%, 11/01/16 (c)	4,130,574

South Dakota: 1.3%
1,500,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (c)	1,460,295
4,275,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (c)	3,716,557

		5,176,852

Tennessee: 0.1%
395,000	Sullivan County, Tennessee Health Educational & Housing Facilities Board (RB) 5.25%, 09/01/16 (c)	413,770

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

Texas: 6.9%
$1,000,000	Austin, Texas Convention Enterprises Inc., First Tier Series A (RB) (XLCA) 5.25%, 01/01/17 (c)	$989,490
1,000,000	Brazoria County, Texas Brazos River Harbor Navigation, Series A-4 (RB) 5.95%, 05/15/18 (c) (p)	1,074,250
2,255,000	Central Texas Regional Mobility Authority (RB) 6.25%, 01/01/21 (c)	2,445,457
705,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB) 5.00%, 08/15/16	760,307
1,000,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB) 5.00%, 08/15/17 (c)	1,010,080
2,000,000	Port of Bay City Authority of Matagorda County, Texas, Hoechst Celanese Corp. Project (RB) 6.50%, 04/02/12 (c)	1,999,940
3,860,000	Red River Authority of Texas, Celanese Project, Series B (RB) 6.70%, 05/01/12 (c)	3,892,964
500,000	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB) 7.00%, 12/01/21 (c)	504,545
1,000,000	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB) 7.25%, 12/01/21 (c)	997,340
2,800,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Doctors’ Hospital Project (RB) 6.38%, 11/01/16 (c) * §	980,000
1,500,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Northwest Senior Housing Corporation - Edgemere Project, Series A (RB) 6.00%, 11/15/16 (c)	1,524,090
1,000,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c)	1,062,140
7,000,000	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC Project, Senior Lien (RB) 7.00%, 06/30/20 (c)	7,904,890
2,000,000	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Series A (RB) 5.38%, 02/15/15 (c)	2,002,440
1,000,000	Texas Turnpike Authority, Central Texas Turnpike System, Series A (RB) (AMBAC) 5.75%, 08/15/12 (c)	1,023,030

		28,170,963

Virgin Islands: 0.6%
500,000	Virgin Islands Government Refinery, Hovensa Coker Project (RB) 6.50%, 07/01/21 (c)	500,660
895,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) (FGIC) (NATL) 4.25%, 10/01/16 (c)	896,459
1,000,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB) 6.75%, 10/01/19 (c)	1,132,590

		2,529,709

Virginia: 1.0%
1,450,000	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA) 6.63%, 03/01/21 (c)	1,548,180
1,000,000	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA) 6.88%, 03/01/21 (c)	1,066,910
2,500,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 06/01/17 (c)	1,616,850

		4,231,940

Washington: 1.3%
750,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB) 6.25%, 07/01/19 (c)	807,908
4,650,000	Washington State Housing Finance Commission, Skyline at First Hill Project, Series B (RB) 5.10%, 04/02/12 (c)	4,459,954

		5,267,862

West Virginia: 2.4%
2,500,000	Ohio County, West Virginia Commission Special District Excise Tax & Improvement, The Highland Project, Series B (RB) 5.63%, 03/01/16 (c)	2,560,500
1,500,000	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB) 6.50%, 10/01/18 (c)	1,522,455
3,000,000	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB) 6.50%, 10/01/18 (c)	3,004,470
2,505,000	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB) 6.75%, 10/01/18 (c)	2,536,788

		9,624,213

Wisconsin: 1.8%
2,000,000	Public Finance Authority, Continuing Care Retirement Community Revenue, The Glenridge on Palmer Ranch, Inc. 8.25%, 06/01/21 (c)	2,126,940
3,670,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services (RB) 5.13%, 08/15/13 (c)	3,653,338
1,500,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Healthcare, Series B (RB) 5.13%, 08/15/16 (c)	1,507,485

		7,287,763

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

Total Municipal Bonds (Cost: $374,572,821)		$403,011,602

Number of Shares

MONEY MARKET FUND: 0.0% (Cost: $23,566)
23,566	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	23,566

Total Investments: 99.0% (Cost: $374,596,387)		403,035,168
Other assets less liabilities: 1.0%		3,866,856

NET ASSETS: 100.0%		$406,902,024

ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(a)	Security in default
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. This security may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to 408,550, or 0.10% of net assets.
*	Non-income producing
§	Illiquid Security — the aggregate value of illiquid securities is $980,000 which represents 0.2% of net assets.

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	2.7%	$10,879,516

Development	13.5	54,550,881

Education	5.3	21,389,643

Facilities	2.6	10,470,572

General Obligation	6.5	26,251,462

Higher Education	2.7	10,929,980

Housing	0.8	3,035,058

Medical	32.8	132,400,065

Nursing Homes	11.4	46,004,993

Pollution	7.9	31,736,549

Power	2.3	9,160,775

Tobacco Settlement	5.3	21,251,655

Transportation	4.4	17,694,670

Utilities	0.4	1,561,860

Water	1.4	5,693,923

Money Market Fund	0.0	23,566

	100.0%	$403,035,168

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

The summary of inputs used to value the Fund’s investments as of January 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$403,011,602	$—	$403,011,602

Money Market Fund	23,566	—	—	23,566

Total	$23,566	$403,011,602	$—	$403,035,168

* See Schedule of Investments for security type and geographic sector breakouts.

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 99.0%
Alaska: 0.1%
$445,000	Alaska Housing Finance Corp., Home Mortgage, Series C (RB) 4.63%, 12/01/18 (c)	$465,323

Arizona: 2.4%
250,000	Arizona Health Facilities Authority, Series D (RB) 5.50%, 01/01/18 (c)	295,793
430,000	Arizona State Certificates of Participation, Department of Administration, Series B (CP) (AGM) 3.00%, 10/01/18	447,944
500,000	Arizona State Certificates of Participation, Department of Administration, Series B (CP) (AGM) 5.00%, 04/01/20 (c)	577,765
500,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road Fund (RB) 5.00%, 07/01/19 (c)	595,625
500,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/20 (c)	620,835
750,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/20 (c)	921,427
500,000	Arizona State, Series A (CP) (AGM) 5.00%, 10/01/19	590,465
350,000	Arizona Transportation Board (RB) 5.00%, 07/01/19	432,848
500,000	Arizona Transportation Board (RB) 5.00%, 07/01/21	629,065
1,000,000	Arizona Transportation Board (RB) 5.00%, 07/01/21 (c)	1,228,240
250,000	Arizona Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/18 (c)	305,265
500,000	Arizona Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/18 (c)	596,540
250,000	Phoenix, Arizona, Civic Improvement Corp., Wastewater System (RB) (NATL) 5.00%, 07/01/17 (c)	285,110
250,000	Phoenix, Arizona, Civic Improvement Corp., Wastewater System Senior Lien (RB) 5.50%, 07/01/18 (c)	306,957
250,000	Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 01/01/19 (c)	296,763
500,000	Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 12/01/21 (c)	605,395
500,000	Salt River Project Agricultural Improvement & Power District, Series B (RB) 5.00%, 12/01/19	630,890

		9,366,927

California: 14.0%
500,000	Bay Area Infrastructure Financing Authority (RB) (FGIC) (NATL) 5.00%, 08/01/14 (c)	541,410
1,000,000	California Infrastructure & Economic Development Bank (RB) 5.00%, 06/01/21	1,262,840
1,050,000	California Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.25%, 11/15/18	1,152,070
525,000	California Municipal Finance Authority (RB) 5.25%, 02/01/19 (c)	549,365
500,000	California State (GO) 4.50%, 02/01/17 (c)	517,165
1,000,000	California State (GO) 4.50%, 02/01/17 (c)	1,031,570
75,000	California State (GO) 5.00%, 11/01/15	85,938
500,000	California State (GO) 5.00%, 02/01/17 (c)	578,685
500,000	California State (GO) 5.00%, 10/01/16 (c)	578,735
750,000	California State (GO) 5.00%, 09/01/20	922,545
500,000	California State (GO) 5.25%, 10/01/19 (c)	608,930
1,000,000	California State Department of Veterans Affairs, Series A (RB) 3.25%, 12/01/20	1,033,370
500,000	California State Department of Water Resources, Central Valley Project, Series AG (RB) 5.00%, 12/01/19 (c)	601,350
335,000	California State Department of Water Resources, Series H (RB) (AGM) 5.00%, 05/01/17	404,435

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

$1,000,000	California State Department of Water Resources, Series N (RB) 5.00%, 05/01/21	$1,272,350
1,000,000	California State Economic Recovery Bonds, Series A (GO) 5.00%, 07/01/16 (c)	1,153,460
300,000	California State Public Works Board, Various Capital Projects, Series G-1 (RB) 5.00%, 10/01/19 (c)	343,878
500,000	California State Public Works Board, Various Capital Projects, Series G-1 (RB) 5.25%, 10/01/17	584,805
300,000	California State Public Works Board, Various University of California Projects, Series G (RB) 5.00%, 12/01/19	371,523
500,000	California State Various Purpose (GO) 4.00%, 09/01/20	575,905
1,250,000	California State Various Purpose (GO) 4.75%, 12/01/17 (c)	1,367,512
1,000,000	California State Various Purpose (GO) 5.00%, 09/01/19	1,221,750
495,000	California State Various Purpose (GO) 5.00%, 04/01/19 (c)	589,966
855,000	California State Various Purpose (GO) 5.00%, 10/01/22	1,055,728
1,000,000	California State Various Purpose (GO) (FGIC) (NATL) 5.00%, 06/01/17 (c)	1,103,460
500,000	California State Various Purpose (GO) 5.25%, 03/01/20 (c)	581,715
500,000	California State Veterans Affairs Department, Home Purchase, Series A (RB) 4.25%, 03/19/12 (c)	504,710
500,000	California Water Resources Department Power Supply, Series L (RB) 5.00%, 05/01/18	616,000
1,250,000	California Water Resources Department Power Supply, Series L (RB) 5.00%, 05/01/20 (c)	1,537,950
2,000,000	City & County of San Francisco CA (GO) 5.00%, 06/15/20	2,512,660
500,000	City & County of San Francisco CA (GO) 5.00%, 12/15/21 (c)	619,045
1,000,000	City of San Francisco CA Public Utilities Commission Water Revenue (RB) 5.00%, 11/01/21 (c)	1,235,450
1,250,000	City of San Francisco CA Public Utilities Commission Water Revenue (RB) 5.00%, 11/01/21 (c)	1,518,725
500,000	Los Angeles County, Metropolitan Transportation Authority, Series A (RB) (AGM) 4.50%, 07/01/16 (c)	543,690
505,000	Los Angeles County, Metropolitan Transportation Authority, Series A (RB) 5.00%, 07/01/18	616,443
250,000	Los Angeles Department of Water & Power, Series A-1 (RB) (AMBAC) 5.00%, 07/01/17 (c)	292,475
250,000	Los Angeles Unified School District, Series A-1 (GO) (AGM) 4.50%, 07/01/17 (c)	275,688
500,000	Los Angeles Unified School District, Series A-1 (GO) (NATL) 4.50%, 07/01/17 (c)	546,070
250,000	Los Angeles Unified School District, Series B (GO) (FGIC) 4.75%, 07/01/16 (c)	285,240
500,000	Los Angeles Unified School District, Series E (GO) (AGM) 5.00%, 07/01/17 (c)	591,190
750,000	Los Angeles Unified School District, Series H (GO) (AGM) 5.00%, 07/01/17 (c)	854,917
1,000,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (FGIC) (NATL) 5.00%, 08/01/17 (c)	1,110,240
750,000	Los Angeles, California Convention & Exhibition Center, Series A (RB) 5.00%, 08/15/17	852,135
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB) 5.13%, 08/15/18 (c)	275,995
1,000,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL) 5.00%, 01/01/17 (c)	1,125,180
1,000,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL) 5.00%, 01/01/17 (c)	1,111,420
500,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL) 5.00%, 01/01/17 (c)	542,005
500,000	Los Angeles, California Unified School District, Series A (GO) (AGM) 4.50%, 07/01/17 (c)	551,375
1,500,000	Los Angeles, California Wastewater System, Series A (RB) 5.75%, 06/01/19 (c)
		1,808,895

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

$1,585,000	Palomar Pomerado Health (GO) (NATL) 0.00%, 08/01/27 ^	$750,910
1,000,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/22	1,177,280
500,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/24	587,515
500,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/26	585,935
400,000	Sacramento City Financing Authority, Series E (RB) (AMBAC) 5.25%, 12/01/25	468,036
500,000	San Diego County Water Authority (RB) 4.50%, 05/01/21 (c)	564,015
500,000	San Diego County Water Authority (RB) 5.00%, 05/01/21 (c)	600,300
250,000	San Diego, California Community College District (GO) (AGM) 5.00%, 08/01/17 (c)	284,790
500,000	San Diego, California Community College District Election of 2002 (GO) (AGM) 5.00%, 05/01/15 (c)	545,395
250,000	San Diego, California Community College District Election of 2006 (GO) (AGM) 5.00%, 08/01/17 (c)	292,100
500,000	San Diego, California Community College District Election of 2006 (GO) (AGM) 5.00%, 08/01/17 (c)	575,715
500,000	San Francisco, California City & County Airports Commission, Second Series 32G (RB) (FGIC) (NATL) 5.00%, 05/01/16 (c)	550,235
1,000,000	San Francisco, California City & County General Hospital Improvement, Series A (GO) 4.75%, 06/15/19	1,204,950
500,000	San Francisco, California City & County Public Utilities Commission, Series B (RB) 4.00%, 11/01/19 (c)	554,725
500,000	San Francisco, California City &Country Public Utilities Commission, Series A (RB) 5.00%, 11/01/19 (c)	590,195
500,000	San Francisco, California City &Country Public Utilities Commission, Series B (RB) 4.00%, 11/01/19 (c)	562,615
1,000,000	San Joaquin County Transportation Authority, Series A (RB) 5.00%, 03/01/21 (c)	1,170,880
250,000	San Jose, California Redevelopment Agency, Series D (AMBAC) (TA) 5.00%, 08/01/17 (c)	253,958
1,000,000	Southern California Public Power Authority, Canyon Power Project, Series A (RB) 5.25%, 01/01/20 (c)	1,187,580
250,000	University of California Limited Project, Series A (RB) (NATL) 5.00%, 05/15/12 (c)	255,858
500,000	University of California, Series J (RB) (AGM) 4.50%, 05/15/15 (c)	531,680
500,000	University of California, Series Q (RB) 5.00%, 05/15/17 (c)	572,830
1,000,000	Vernon City, California, Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	1,085,030

		54,970,485

Colorado: 0.3%
670,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	764,061
375,000	Denver Colorado School District No. 1, Series C (GO) (SAW) 5.00%, 12/01/23	483,814

		1,247,875

Connecticut: 2.0%
500,000	Connecticut State Health & Educational Facility Authority, Series I (RB) (NATL) 5.00%, 07/01/17 (c)	554,070
1,000,000	Connecticut State Health & Educational Facility Authority. Series A (RB) 5.00%, 07/01/21 (c)	1,110,040
2,000,000	Connecticut State, Series D (GO) 5.00%, 11/01/18	2,489,460
290,000	Connecticut State, Series D (GO) 5.00%, 12/01/17 (c)	348,046
500,000	Connecticut State, Series E (GO) 5.00%, 12/15/16 (c)	593,980
500,000	State of Connecticut Special Tax Revenue (RB) 5.00%, 12/01/20	633,775
1,900,000	University of Connecticut, Series A (RB) 5.00%, 02/15/21 (c)	2,347,697

		8,077,068

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

District of Columbia: 1.3%
$850,000	District of Columbia, Income Tax Secured Revenue, Series A (RB) 5.00%, 06/01/20 (c)	$1,028,015
1,000,000	District of Columbia, Income Tax Secured Revenue, Series A (RB) 5.00%, 06/01/20 (c)	1,191,840
625,000	District of Columbia, Income Tax Secured Revenue, Series B (RB) 5.00%, 12/01/19 (c)	755,687
1,500,000	District of Columbia, Income Tax Secured Revenue, Series G (RB) 5.00%, 12/01/21 (c)	1,833,705
250,000	Washington D.C. Convention Center Authority, Senior Lien, Series A (RB) (AMBAC) 4.50%, 10/01/16 (c)	261,863

		5,071,110

Florida: 6.6%
250,000	Collier County, Florida School Board (CP) (AGM) 5.00%, 02/15/16 (c)	272,630
475,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) 4.25%, 06/01/17	517,945
500,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) (AGM) 5.00%, 06/01/17	572,170
250,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) 5.50%, 06/01/17	288,128
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 4.00%, 06/01/19 (c)	583,325
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 4.75%, 06/01/20 (c)	586,920
330,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/20	413,058
1,000,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 4.00%, 06/01/21 (c)	1,108,280
1,500,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 5.00%, 06/01/19 (c)	1,816,650
500,000	Florida State Board of Education, Public Education Capital Outlay, Series D (GO) 5.00%, 06/01/19 (c)	605,315
400,000	Florida State Board of Education, Public Education Capital Outlay, Series E (GO) 5.00%, 06/01/18 (c)	460,832
1,000,000	Florida State Department of Environmental Protection, Series A (RB) 5.00%, 07/01/21	1,217,270
225,000	Florida State Department of Environmental Protection, Series A (RB) (AGO) 5.00%, 07/01/17 (c)	256,246
1,600,000	Florida State Department of Environmental Protection, Series B (RB) 5.00%, 07/01/20	1,943,632
1,000,000	Florida State Department of Environmental Protection, Series B (RB) 5.00%, 07/01/21	1,216,900
1,500,000	Jacksonville, Florida, Series B (RB) 5.00%, 10/01/21	1,846,095
510,000	Miami-Dade County, Florida Aviation, Series A (RB) 4.88%, 10/01/20 (c)	570,471
250,000	Miami-Dade County, Florida Educational Facilities, Series B (RB) (AMBAC) 5.25%, 04/01/22	299,912
2,500,000	Miami-Dade County, Florida Educational Facilities, Series B (RB) (AMBAC) 5.25%, 04/01/24	3,026,900
500,000	Miami-Dade County, Florida School Board, Series A (CP) (AMBAC) 5.00%, 08/01/18 (c)	569,680
500,000	Miami-Dade County, Florida School Board, Series B (CP) (AGO) 5.25%, 05/01/18 (c)	574,345
500,000	Miami-Dade County, Florida Seaport General Obligation, Series C (GO) 5.00%, 10/01/21 (c)	583,315
1,000,000	Miami-Dade County, Florida Seaport General Obligation, Series C (GO) 5.00%, 10/01/21 (c)	1,158,440
250,000	Miami-Dade County, Florida Special Obligation, Capital Asset Acquisition, Series A (RB) (AMBAC) 5.00%, 04/01/17 (c)	271,738
500,000	Miami-Dade County, Florida Water and Sewer System (RB) (AGM) 5.00%, 10/01/20 (c)	587,000
325,000	Miami-Dade County, Florida Water and Sewer System, Series B (RB) (AGM) 5.25%, 10/01/19	397,605
700,000	Orange County, Florida Tourist Development Tax Revenue (RB) 5.00%, 10/01/22	841,785
430,000	Orange County, Florida Tourist Development Tax Revenue, Series A (RB) (NATL) 5.00%, 10/01/17 (c)	488,106
500,000	Orlando, Florida Utilities Commission Utility System (RB) 5.00%, 10/01/16 (c)	590,605
250,000	Palm Beach County, Florida School Board, Series A (CP) (AGM) 5.00%, 08/01/15 (c)	270,353

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

$250,000	Polk County, Florida School District (RB) (AGM) 5.00%, 10/01/17	$286,775
250,000	Port Saint Lucie, Florida Utility System Refunding and Improvement (RB) (NATL) 5.25%, 09/01/21	300,207
250,000	South Miami Health Facilities Authority, Baptist Health South Florida (RB) 5.00%, 08/15/17 (c)	288,108
500,000	South Miami Health Facilities Authority, Baptist Health South Florida (RB) 5.00%, 08/15/17 (c)	565,600
750,000	Volusia County, Florida Educational Facilities Authority, Embry-Riddle Aeronautical University, Inc. (RB) 5.00%, 10/15/15 (c)	759,285

		26,135,626

Georgia: 2.8%
500,000	Cobb County, Georgia Water & Sewerage Improvement (RB) 3.75%, 07/01/19 (c)	557,070
750,000	DeKalb County, Georgia Hospital Authority (RB) 5.25%, 09/01/20	831,262
250,000	Douglas County School District, Georgia (GO) (AGM) (SAW) 5.00%, 04/01/17 (c)	289,655
400,000	Fulton County, Georgia Development Authority, Series B (RB) 4.50%, 03/15/19 (c)	415,028
500,000	Georgia State (GO) 4.50%, 11/01/21 (c)	617,635
500,000	Georgia State, Series B (GO) 5.00%, 04/01/17 (c)	608,790
500,000	Georgia State, Series B (GO) 5.00%, 01/01/19 (c)	625,270
400,000	Georgia State, Series B (GO) 5.00%, 07/01/18 (c)	490,476
500,000	Georgia State, Series B (GO) 5.00%, 01/01/19 (c)	610,800
250,000	Georgia State, Series C (GO) 5.00%, 07/01/17 (c)	299,915
1,000,000	Georgia State, Series C (GO) 5.00%, 07/01/21 (c)	1,280,860
400,000	Gwinnett County Development Authority, Public Schools Project (CP) (NATL) 5.25%, 01/01/21	497,128
550,000	Gwinnett County Development Authority, Public Schools Project (CP) (NATL) 5.25%, 01/01/24	703,659
655,000	Gwinnett County, Georgia School District (GO) 5.00%, 02/01/24	871,870
500,000	Gwinnett County, Georgia School District (GO) 5.00%, 02/01/25 (c)	663,480
1,000,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB) 5.00%, 03/15/18	1,050,420
500,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB) 5.00%, 03/15/20	522,000

		10,935,318

Hawaii: 0.8%
500,000	Hawaii State, Series DK (GO) 5.00%, 05/01/18 (c)	587,625
325,000	Hawaii State, Series DO (GO) 5.00%, 08/01/17	394,914
500,000	Hawaii State, Series DQ (GO) 5.00%, 06/01/19 (c)	607,455
350,000	Honolulu, Hawaii City & County, Series B (GO) 5.00%, 08/01/21 (c)	442,809
500,000	Honolulu, Hawaii City & County, Series B (GO) 5.00%, 12/01/20 (c)	614,460
500,000	Honolulu, Hawaii City & County, Series B (GO) 5.00%, 12/01/20 (c)	610,410

		3,257,673

Illinois: 6.4%
500,000	Chicago Board of Education (GO) 5.00%, 12/01/20	591,065
250,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) (AMBAC) 5.00%, 01/01/16 (c)	274,613
500,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) (NATL) 5.25%, 01/01/16 (c)	544,295
1,000,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 01/01/17 (c)	1,143,680

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

$500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 01/01/17 (c)	$568,570
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 01/01/17 (c)	563,585
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (NATL) 5.25%, 01/01/18	589,550
500,000	Chicago O’Hare International Airport, 3rd Lien, Series C (RB) (AGO) 5.25%, 01/01/20 (c)	586,375
180,000	Chicago Transit Authority (RB) (AMBAC) 5.00%, 12/01/16 (c)	203,135
70,000	Chicago Transit Authority (RB) (AMBAC) 5.00%, 12/01/16 (c)	84,116
500,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 4.50%, 01/01/16 (c)	540,520
1,000,000	Chicago, Illinois Project & Refunding, Series A (GO) (AMBAC) 5.00%, 01/01/17 (c)	1,117,790
250,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 5.00%, 01/01/16 (c)	271,588
500,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 5.00%, 01/01/16 (c)	541,240
250,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 5.00%, 01/01/16 (c)	267,268
300,000	Chicago, Illinois Project & Refunding, Series C (GO) (NATL) 5.00%, 01/01/18 (c)	342,030
250,000	Chicago, Illinois Project & Refunding, Series C (GO) 5.00%, 01/01/19 (c)	285,178
500,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AGO) 5.25%, 06/01/18 (c)	561,925
750,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AGO) 5.25%, 06/01/18 (c)	838,777
250,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5309 (RB) (AGO) 5.00%, 06/01/16	280,718
250,000	Chicago, Illinois, Modern School Across Chicago Program, Series B (GO) (AMBAC) 5.00%, 12/01/16 (c)	279,335
475,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (c)	543,970
500,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (c)	562,820
1,000,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (c)	1,123,410
500,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (c)	556,905
1,105,000	Illinois Finance Authority (RB) 5.00%, 12/01/21 (c)	1,263,523
1,035,000	Illinois Finance Authority (RB) 5.00%, 12/01/21 (c)	1,175,098
1,000,000	Illinois Finance Authority (RB) 5.00%, 11/01/19 (c)	1,095,960
1,350,000	Illinois Railsplitter Tobacco Settlement Authority (RB) 5.25%, 06/01/20	1,543,428
1,200,000	Illinois Railsplitter Tobacco Settlement Authority (RB) 5.38%, 06/01/21	1,381,812
1,500,000	Illinois Railsplitter Tobacco Settlement Authority (RB) 5.50%, 06/01/21 (c)	1,704,930
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/19	578,530
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/20 (c)	574,120
1,000,000	Illinois State, Series A (GO) 4.00%, 01/01/19	1,092,650
500,000	Illinois State, Series B (GO) 5.25%, 01/01/18	582,580
500,000	Illinois State, Series B (GO) 5.25%, 01/01/21	590,385
395,000	Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308, Capital Appreciation School (GO) (AGM) 5.61%, 02/01/26 ^	219,881

		25,065,355

Indiana: 1.1%
250,000	Delaware County, Indiana Hospital, Cardinal Health System Obligation Group (RB) 5.00%, 08/01/16 (c)	255,545
825,000	Indiana Finance Authority Health System Revenue, Series C (RB) 5.25%, 11/01/18 (c)	936,466

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

$750,000	Indiana Finance Authority Highway Revenue, Series A (RB) (FGIC) (NATL) 4.50%, 12/01/16 (c)	$813,525
500,000	Indiana State Finance Authority Revolving Fund Program, Series B (RB) 5.00%, 02/01/17 (c)	587,330
500,000	Indianapolis Local Public Improvement Bond Bank (RB) 5.00%, 06/01/21 (c)	581,260
1,000,000	Indianapolis Local Public Improvement Bond Bank, Series B-1 (RB) 5.00%, 01/15/20 (c)	1,201,570

		4,375,696

Iowa: 0.5%
1,600,000	Iowa Finance Authority (RB) 5.00%, 08/01/19 (c)	1,989,152

Kansas: 0.1%
260,000	Kansas Development Finance Authority (RB) 5.00%, 03/01/20 (c)	322,507

Kentucky: 1.7%
1,535,000	Kentucky Economic Development Finance Authority Hospital, Baptist Healthcare System Obligated, Series A (RB) 5.63%, 08/15/18 (c)	1,750,928
250,000	Kentucky State Property & Buildings Commission, Project No. 89 (RB) (AGM) 5.00%, 11/01/18 (c)	285,228
555,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB) 5.00%, 11/01/18 (c)	653,796
250,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB) 5.75%, 11/01/18 (c)	311,187
500,000	Kentucky State Property & Buildings Commission, Project No. 93 (RB) (AGO) 5.25%, 02/01/19 (c)	585,635
750,000	Kentucky Turnpike Authority, Economic Development Road Revitalization Projects, Series B (RB) 4.40%, 07/01/16 (c)	844,200
1,300,000	Lexington Fayette Urban County Government Public Facilities Corp. (RB) 5.25%, 06/01/21 (c)	1,485,211
500,000	Louisville & Jefferson County, Kentucky Metropolitan Sewer District, Series A (RB) 5.00%, 11/15/21 (c)	599,705

		6,515,890

Louisiana: 0.2%
250,000	Louisiana State General Obligation, Series B (GO) 5.00%, 07/15/16 (c)	294,850
500,000	Louisiana State General Obligation, Series B (RB) 5.00%, 05/01/20 (c)	593,820

		888,670

Maryland: 1.9%
1,300,000	Anne Arundel County, Maryland State (GO) 5.00%, 04/01/19	1,634,945
1,000,000	Howard County, Maryland Consolidated Public Improvement (GO) 5.00%, 08/15/21 (c)	1,273,140
250,000	Maryland State & Local Facilities Loan, Second Series A (GO) 5.00%, 08/15/17 (c)	299,970
425,000	Maryland State & Local Facilities Loan, Second Series B (GO) 4.00%, 08/15/19 (c)	489,944
500,000	Maryland State & Local Facilities Loan, Second Series B (GO) 4.50%, 03/15/19 (c)	586,145
500,000	Maryland State Department of Transportation (RB) 4.00%, 05/15/19 (c)	572,555
250,000	Maryland State Department of Transportation, Second Issue (RB) 5.00%, 09/01/18 (c)	300,962
750,000	Maryland, Washington Suburban Sanitary District, Consolidated Public Improvement (GO) 4.13%, 06/01/18 (c)	866,452
250,000	Montgomery County, Maryland Construction Public Improvement, Series A (GO) 5.00%, 05/01/17 (c)	305,257
1,000,000	Washington Suburban Sanitary Commission (GO) 3.00%, 06/01/21 (c)	1,082,920

		7,412,290

Massachusetts: 3.4%
500,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.25%, 07/01/27	673,420
1,000,000	Massachusetts Commonwealth General Obligation, Series A (GO) 5.00%, 04/01/21 (c)	1,202,620
1,300,000	Massachusetts Commonwealth General Obligation, Series D (GO) 4.25%, 10/01/21 (c)	1,473,862

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

$1,150,000	Massachusetts Commonwealth General Obligation, Series E (GO) 4.00%, 12/01/19 (c)	$1,328,480
1,150,000	Massachusetts Commonwealth General Obligation, Series E (GO) 4.00%, 12/01/19 (c)	1,315,864
500,000	Massachusetts Development Finance Agency, Brandeis University, Series O-2 (RB) 5.00%, 10/01/19 (c)	565,780
1,000,000	Massachusetts Development Finance Agency, Partners Health Care System Issue, Series K (RB) 5.00%, 01/18/18 (p)	1,189,360
435,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 4.50%, 01/01/19	484,633
435,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 5.15%, 01/01/20 (c)	478,844
500,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 5.50%, 01/01/20 (c)	578,930
500,000	Massachusetts General Obligation Refunding, Series B (GO) (AGM) 5.25%, 09/01/23	665,365
500,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB) (AMBAC) 4.50%, 08/15/17 (c)	558,220
250,000	Massachusetts State Health & Education Facilities Authority, Boston Medical Center, Series B (RB) 4.75%, 07/01/18 (c)	254,803
600,000	Massachusetts State Health & Education Facilities Authority, Harvard University, Series A (RB) 5.00%, 12/15/19 (c)	734,322
475,000	Massachusetts State Water Pollution Abatement, Pool Program, Series 12 (RB) 4.35%, 08/01/16 (c)	520,609
1,000,000	Massachusetts State Water Resource Authority, Series A (RB) (AGM) 5.25%, 08/01/27	1,348,400

		13,373,512

Michigan: 1.3%
245,000	Dearborn, Michigan School District (GO) (FGIC) (NATL) (Q-SBLF) 5.00%, 05/01/17	285,797
250,000	Detroit City School District, Series A (GO) (AGM) (Q-SBLF) 5.00%, 05/01/15 (c)	261,473
500,000	Detroit, Michigan Water Supply System, Senior Lien, Series D (RB) (AGM) 5.00%, 07/01/16 (c)	535,460
1,000,000	Michigan Municipal Board Authority Clean Water Revolving Fund (RB) 4.63%, 10/01/17 (c)	1,118,780
1,000,000	Michigan Municipal Board Authority Clean Water Revolving Fund (RB) 5.00%, 10/01/21	1,293,880
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC) (NATL) 4.61%, 10/15/16 (c) ^	198,765
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC) (NATL) 4.52%, 10/15/16 (c) ^	187,480
500,000	Michigan State Strategic Fund Limited, Series A (RB) (AGO) 5.25%, 10/15/18 (c)	575,330
715,000	Wayne County Airport Authority (RB) (FGIC) (NATL) 5.00%, 12/01/17 (c)	781,709

		5,238,674

Minnesota: 0.8%
750,000	Minnesota Agricultural & Economic Development Board, Series C-1 (RB) (AGO) 5.50%, 02/15/20 (c)	884,722
1,185,000	Minnesota Public Facilities Authority Series C (RB) 3.25%, 03/01/20 (c)	1,275,700
500,000	Minnesota State, Various Purpose Refunding, Series F (GO) 4.00%, 08/01/19	596,105
500,000	St. Louis Park City, Minnesota Health Care Facilities, Park Nicollet Health Services, Series C (RB) 5.50%, 07/01/17	570,840

		3,327,367

Missouri: 1.9%
500,000	Jackson County, Missouri Special Obligation, Harry S. Truman Sports Complex (RB) (AMBAC) 5.00%, 12/01/16 (c)	551,710
500,000	Jackson County, Missouri Special Obligation, Harry S. Truman Sports Complex (RB) (AMBAC) 5.00%, 12/01/16 (c)	547,200
505,000	Kansas City Industrial Development Authority (RB) 5.50%, 09/01/21 (c)	589,259
250,000	Kansas City, Missouri Municipal Assistance Corp. (RB) (FGIC) (NATL) 5.00%, 04/15/18	295,280
1,500,000	Kansas City, Missouri Water Refunding & Improvement Revenue Bonds, Series A (RB) (BHAC) 5.00%, 12/01/18 (c)	1,822,110
500,000	Missouri Joint Municipal Electric Utility Commission (RB) (NATL) 5.00%, 01/01/16 (c)	522,525

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

$1,000,000	Missouri State Board of Public Buildings, Series A (RB)
	1.00%, 10/01/19 (c)	$682,180
1,250,000	Missouri State Board of Public Buildings, Series A (RB) 4.00%, 10/01/19 (c)	1,469,412
1,000,000	Missouri State Highways and Transportation Commission, Senior Lien (RB) 5.00%, 02/01/17 (c)	1,182,610

		7,662,286

Nebraska: 0.3%
1,000,000	Douglas County School District, Nebraska (GO) 4.00%, 04/01/20 (c)	1,148,260

Nevada: 1.4%
520,000	Clark County Airport System Subordinate Lien, Series C (RB) (AGM) 5.00%, 07/01/19 (c)	583,861
500,000	Clark County Airport System, Senior Series D (RB) 5.00%, 01/01/20 (c)	566,560
500,000	Clark County School District, Series A (GO) 5.00%, 06/15/18 (c)	584,355
1,000,000	Clark County School District, Series A (GO) (FGIC) (NATL) 5.00%, 06/15/17 (c)	1,178,880
500,000	Clark County School District, Series A (GO) (FGIC) (NATL) 5.00%, 06/15/17 (c)	569,255
250,000	Clark County School District, Series B (GO) 5.00%, 12/15/17 (c)	281,865
500,000	Clark County School District, Series B (GO) 5.00%, 12/15/17 (c)	557,680
500,000	Clark County School District, Series C (GO) (AGM) 5.00%, 12/15/15 (c)	559,890
500,000	Clark County, Nevada, Series A (GO) 4.00%, 12/01/19 (c)	552,635

		5,434,981

New Hampshire: 1.1%
1,000,000	New Hampshire State General Obligation Refunding, Series A (GO) 5.00%, 07/01/20 (c)	1,266,560
2,450,000	New Hampshire State General Obligation Refunding, Series A (GO) 5.00%, 07/01/20 (c)	3,057,208

		4,323,768

New Jersey: 3.5%
1,000,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series GG (RB) 5.25%, 03/01/21 (c)	1,163,800
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB) 5.25%, 03/01/21 (c)	597,585
500,000	New Jersey Health Care Facilities Financing Authority (RB) 5.00%, 07/01/22 (c)	556,180
500,000	New Jersey State (GO) 4.00%, 06/01/19 (c)	548,165
500,000	New Jersey State (GO) 5.00%, 06/01/19 (c)	604,790
500,000	New Jersey State (GO) 5.00%, 06/01/19 (c)	632,090
500,000	New Jersey State Educational Facilities Authority, Kean University, Series A (RB) 5.00%, 09/01/19 (c)	570,230
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.25%, 12/15/20	617,685
1,000,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	1,215,150
500,000	New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.25%, 01/01/26	633,050
300,000	New Jersey State Turnpike Authority, Series H (RB) 5.00%, 01/01/19 (c)	351,480
1,000,000	New Jersey State, Series Q (GO) 5.00%, 08/15/20	1,251,180
1,000,000	New Jersey State, Series S (GO) 5.00%, 08/15/19	1,240,390
520,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FGIC) (NATL) 5.00%, 06/15/16	605,015
1,000,000	New Jersey Transportation Trust Fund Authority, Series A (RB) 5.25%, 12/15/22	1,237,670
880,000	Newark, New Jersey Qualified General Improvement, Series A (GO) (SAW) 4.00%, 10/01/20 (c)	943,879
980,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.50%, 06/01/17 (c)	919,367

		13,687,706

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

New Mexico: 1.0%
$500,000	Albuquerque, New Mexico Municipal School District No. 12, Series A (GO) (SAW) 5.00%, 08/01/19 (c)	$617,625
1,500,000	Albuquerque, New Mexico Municipal School District No. 12, Series A (GO) (SAW) 5.00%, 08/01/19 (c)	1,831,590
1,000,000	New Mexico Finance Authority State Transportation, Senior Lien, Series A (RB) 5.00%, 12/15/16 (c)	1,131,000
260,000	New Mexico Finance Authority State Transportation, Senior Lien, Series B (RB) 5.00%, 06/15/21	333,221

		3,913,436

New York: 17.3%
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) 5.00%, 05/01/19	599,185
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) 5.00%, 05/01/21 (c)	589,025
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) 5.25%, 05/01/19 (c)	586,235
250,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) 5.75%, 05/01/17 (c)	294,673
250,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) 5.75%, 05/01/18 (c)	298,287
500,000	Long Island Power Authority, Electric System, Series E (RB) (FGIC) (NATL) 5.00%, 12/01/16 (c)	583,480
400,000	Long Island Power Authority, Series A (RB) (FGIC) (NATL) 5.00%, 06/01/16 (c)	444,236
285,000	Metropolitan Government of Nashville & Davidson County (RB) 5.00%, 11/15/21	344,286
475,000	Nassau County Interim Finance Authority, Series A (RB) 4.50%, 05/15/19 (c)	540,597
1,000,000	Nassau County Interim Finance Authority, Series A (RB) 5.00%, 05/15/19 (c)	1,209,900
850,000	Nassau County, New York General Improvement, Series C (GO) 4.00%, 10/01/20 (c)	919,105
250,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 5.63%, 06/15/18 (c)	306,935
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 11/01/20	1,261,500
725,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 11/01/21 (c)	902,871
500,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 5.00%, 07/15/20	615,205
250,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (FGIC) (NATL) (SAW) 5.00%, 01/15/17 (c)	282,783
500,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 5.00%, 01/15/18 (c)	569,595
500,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 5.00%, 01/15/18 (c)	566,930
500,000	New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW) 4.00%, 07/15/21 (c)	549,075
400,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.00%, 05/01/17 (c)	474,564
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB) 5.00%, 05/01/20 (c)	1,207,520
500,000	New York City Transitional Finance Authority, Series B (RB) 5.00%, 05/01/17 (c)	573,775
500,000	New York City Transitional Finance Authority, Series D (RB) 5.00%, 05/01/20 (c)	613,045
600,000	New York City Transitional Finance Authority, Series S-1 (RB) (FGIC) (NATL) (SAW) 5.00%, 01/15/17 (c)	691,146
275,000	New York City Transitional Finance Authority, Series S-3 (RB) (SAW) 5.25%, 01/15/19 (c)	324,890
500,000	New York City, Series A-1 (GO) 5.00%, 08/01/17	603,990
500,000	New York City, Series B (GO) 5.00%, 08/01/17	603,990
550,000	New York City, Series B (GO) 5.00%, 08/01/21 (c)	679,712
250,000	New York City, Series C (GO) 5.00%, 08/01/19 (c)	301,377
890,000	New York City, Series C (GO) 5.25%, 08/01/18	1,105,754

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

$250,000	New York City, Series D-1 (GO) 5.13%, 12/01/17 (c)	$294,575
500,000	New York City, Series E (GO) 5.00%, 08/01/20 (c)	602,345
1,000,000	New York City, Series E (GO) 5.00%, 08/01/19 (c)	1,186,410
500,000	New York City, Series E (GO) 5.00%, 08/01/19 (c)	588,685
500,000	New York City, Series G (GO) 5.00%, 08/01/17 (c)	584,490
375,000	New York City, Series G (GO) 5.00%, 08/01/17 (c)	435,806
250,000	New York City, Series I-1 (GO) 5.00%, 04/01/16 (c)	290,100
500,000	New York City, Series J-1 (GO) 5.00%, 05/15/19 (c)	600,055
500,000	New York City, Sub Series C-1 (GO) 5.00%, 10/01/17 (c)	583,390
250,000	New York City, Sub Series F-1 (GO) (XLCA) 5.00%, 09/01/15 (c)	283,828
500,000	New York City, Sub Series J-1 (GO) 5.00%, 06/01/16 (c)	584,035
500,000	New York City, Sub Series L-1 (GO) 5.00%, 04/01/18 (c)	584,950
475,000	New York Local Government Assistant Corp., Series A (RB) 4.00%, 04/01/20 (c)	536,650
250,000	New York State Dormitory Authority Non State Supported Debt School, District Financing Program, Series A (RB) (AGM) 5.25%, 10/01/17	294,303
500,000	New York State Dormitory Authority, State Consolidating Service Contract, Series A (RB) 5.00%, 07/01/19 (c)	584,445
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 12/15/17	611,125
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/18 (c)	603,530
295,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/18 (c)	345,153
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/18	610,585
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/21 (c)	616,925
500,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 02/15/18	610,585
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/18 (c)	1,178,190
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/16	589,230
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/18	614,055
1,625,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 08/15/21 (c)	2,012,790
250,000	New York State Dormitory Authority, State Personal Income Tax, Series F (RB) (AMBAC) 5.00%, 03/15/15 (c)	275,738
250,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series A (RB) 4.75%, 06/15/16 (c)	276,068
500,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series A (RB) 5.00%, 06/15/18 (c)	588,915
500,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series B (RB) 4.50%, 06/15/17 (c)	555,225
500,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 06/15/16 (c)	568,470
500,000	New York State General Obligation, Series A (GO) 3.50%, 02/15/21 (c)	550,400
500,000	New York State Municipal Bond Bank Agency, Series C (RB) (AGO) 5.00%, 02/15/17	581,105
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) (AMBAC) 4.25%, 04/01/16 (c)	558,045
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) (FGIC) (NATL) 5.00%, 10/01/15 (c)	288,198

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

$400,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 09/15/18 (c)	$490,124
1,500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 09/15/20 (c)	1,861,230
350,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/18 (c)	407,701
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/18 (c)	1,153,620
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) (AMBAC) 5.00%, 04/01/16 (c)	279,053
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/20 (c)	1,213,090
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/21 (c)	305,925
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series B (RB) 5.00%, 10/01/18 (c)	1,159,810
500,000	New York State Thruway Authority, Series H (RB) (NATL) 5.00%, 01/01/18 (c)	580,500
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.00%, 03/15/19	620,750
1,000,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.00%, 03/15/21	1,267,930
525,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.00%, 09/15/18 (c)	618,229
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.25%, 03/15/19 (c)	601,400
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.25%, 09/15/17 (c)	589,405
1,000,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.25%, 09/15/17 (c)	1,174,730
510,000	New York State Urban Development Corp., Service Contract, Series D (RB) 5.50%, 01/01/19	626,892
1,000,000	New York State Urban Development Corp., State Personal Income, Economic Development & Housing, Series A-1 (RB) 5.00%, 12/15/16	1,196,900
1,000,000	New York State Urban Development Corp., State Personal Income, Series A (RB) 4.00%, 03/15/21 (c)	1,147,050
500,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 3.00%, 12/15/16	550,890
500,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 5.00%, 12/15/17	611,125
500,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 5.00%, 12/15/18	619,660
500,000	New York State, Series A (GO) 3.00%, 03/01/17	551,215
1,000,000	New York State, Series A (GO) 3.00%, 03/01/19	1,094,030
1,050,000	New York State, Series A (GO) 4.00%, 02/15/21 (c)	1,166,770
800,000	New York State, Series E (GO) 4.00%, 12/15/21 (c)	899,864
1,000,000	New York State, Series E (GO) 4.00%, 12/15/21 (c)	1,106,440
500,000	New York Triborough Bridge and Tunnel Authority, Series D (RB) 5.00%, 11/15/18 (c)	579,220
500,000	Oyster Bay, New York Public Improvement (GO) 3.50%, 08/15/17 (c)	535,575
1,000,000	Suffolk County, New York Public Improvement Series A (GO) 4.00%, 05/15/19 (c)	1,081,280
1,000,000	Suffolk County, New York Public Improvement Series C (GO) 4.00%, 10/15/19	1,157,500
500,000	Suffolk County, New York Public Improvement Series C (GO) 4.00%, 10/15/19 (c)	550,750
3,000,000	Triborough Bridge & Tunnel Authority (RB) 5.00%, 01/01/22 (c)	3,723,180

		68,233,903

North Carolina: 0.4%
500,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series A (RB) 4.50%, 05/01/20 (c)	577,695
500,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/18	622,000
400,000	North Carolina State, Series C (GO) 5.00%, 05/01/22	523,616

		1,723,311

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

Ohio: 1.7%
$250,000	Columbus, Ohio City School District (GO) (AGM) 4.75%, 12/01/16 (c)	$277,830
450,000	Columbus, Ohio State (GO) 4.25%, 09/01/17 (c)	497,173
900,000	Columbus, Ohio State (GO) 5.00%, 12/15/16 (c)	1,067,751
345,000	Cuyahoga County, Ohio State (RB) 5.25%, 12/01/20 (c)	412,182
1,500,000	Hamilton County, Ohio Sales Tax, Subordinate Series A (RB) (AMBAC) 5.00%, 12/01/16 (c)	1,674,555
530,000	Kent State University, Series B (RB) (AGO) 5.00%, 05/01/19 (c)	605,207
250,000	Ohio State Major New State Infrastructure Project, Series 2008-1 (RB) 6.00%, 06/15/17	312,775
450,000	Ohio State, Series A (GO) 4.00%, 08/01/18	526,657
500,000	Ohio State, Series C (GO) 4.25%, 08/01/22	597,140
500,000	University of Akron, Series A (RB) (AGM) 5.00%, 01/01/20	599,930

		6,571,200

Oklahoma: 0.2%
250,000	Grand River Dam Authority, Series A (RB) (BHAC) 5.00%, 06/01/18 (c)	297,803
500,000	Grand River Dam Authority, Series A (RB) (BHAC) 5.00%, 06/01/18 (c)	587,105

		884,908

Oregon: 1.6%
1,000,000	Marion & Polk Counties, Oregon Salem-Keizer School District No. 24J, Deferred Interest, Series B (GO) (SBG) 4.26%, 06/15/22 ^	741,190
500,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) 5.00%, 04/01/19 (c)	595,925
750,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) (AGM) 5.00%, 04/01/17 (c)	850,732
1,000,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) 5.25%, 04/01/19 (c)	1,202,500
250,000	Port Portland, Oregon International Airport, Series 19 (RB) 5.25%, 07/01/18 (c)	283,358
500,000	Portland, Oregon Community College District (GO) 5.00%, 06/15/19 (c)	606,455
475,000	Portland, Oregon Sewer System, Series A (RB) 4.25%, 03/01/20 (c)	541,790
575,000	Portland, Oregon Sewer System, Series A (RB) 5.00%, 03/01/20 (c)	674,492
675,000	Portland, Oregon Sewer System, Series B (RB) (AGM) 5.00%, 06/15/18 (c)	784,519

		6,280,961

Pennsylvania: 2.4%
500,000	Allegheny County, Pennsylvania Airport Authority, Series B (RB) (AGM) 5.00%, 01/01/18 (c)	545,295
500,000	Allegheny County, Pennsylvania Hospital Development Authority, University of Pittsburgh Medical Center, Series A (RB) 5.00%, 09/01/17	592,415
250,000	Easton, Pennsylvania Area School District (GO) (AGM) (SAW) 7.50%, 04/01/16 (c)	314,665
250,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB) 6.25%, 10/15/19 (c)	277,498
500,000	Pennsylvania Higher Educational Facilities Authority, Series AM (RB) 4.00%, 06/15/21 (c)	537,590
500,000	Pennsylvania State, First Series A (GO) 5.00%, 02/15/19	623,200
250,000	Pennsylvania State, Second Refunding Series (GO) 5.00%, 07/01/19	313,945
500,000	Pennsylvania State, Second Series (GO) 5.00%, 04/15/18	615,875
500,000	Pennsylvania State, Second Series (GO) 5.00%, 01/01/16 (c)	572,170
1,000,000	Pennsylvania State, Second Series B (GO) 5.00%, 05/01/18	1,232,680

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

$1,000,000	Philadelphia City, Series A (GO) (AGM) 5.00%, 08/01/17 (c)	$1,145,280
1,500,000	Philadelphia, Pennsylvania School District, Series C (GO) (SAW)
	5.00%, 09/01/17	1,704,960
500,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (AMBAC)
	4.50%, 08/01/17 (c)	534,070
290,000	University of Pittsburgh, Series A (RB) 5.50%, 03/15/19 (c)	366,899

		9,376,542

Puerto Rico: 2.3%
500,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.00%, 07/01/16	561,670
500,000	Puerto Rico Electric Power Authority, Series TT (RB) 5.00%, 07/01/17	566,945
300,000	Puerto Rico Electric Power Authority, Series TT (RB) 5.00%, 07/01/17 (c)	326,781
500,000	Puerto Rico Electric Power Authority, Series VV (RB) (FGIC) (NATL) 5.25%, 07/01/24	585,805
1,150,000	Puerto Rico Electric Power Authority, Series VV (RB) (AGM) 5.25%, 07/01/27	1,378,965
1,000,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.25%, 07/01/20 (c)	1,109,600
500,000	Puerto Rico Highways & Transportation Authority, Series N (RB) 5.50%, 07/01/21	558,320
500,000	Puerto Rico Housing Finance Authority, Capital Fund Modernization Program (RB) 5.13%, 12/01/18 (c)	549,900
250,000	Puerto Rico Municipal Finance Agency, Series A (GO) (AGM) 5.00%, 08/01/15 (c)	261,898
300,000	Puerto Rico Municipal Finance Agency, Series A (GO) 5.25%, 08/01/15 (c)	314,208
1,050,000	Puerto Rico of Commonwealth, Public Improvement, Series A (GO) 5.00%, 07/01/18 (c)	1,103,371
500,000	Puerto Rico of Commonwealth, Public Improvement, Series A (GO) (AGM) 5.50%, 07/01/21 (c)	572,670
500,000	Puerto Rico Public Buildings Authority, Government Facilities, Series P (RB) (COMWLTH GTD) 5.75%, 07/01/18	570,870
500,000	University of Puerto Rico, Series P (RB) 5.00%, 06/01/16	540,495

		9,001,498

Rhode Island: 0.5%
370,000	Rhode Island Economic Development Corp., Transportation Department, Series A (RB) (AGO) 5.25%, 06/15/19	449,435
955,000	Rhode Island Economic Development Corp., Transportation Department, Series A (RB) (AGO) 5.25%, 06/15/19 (c)	1,145,599
250,000	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan, Series C (GO) (NATL) 5.00%, 11/15/16 (c)	284,533

		1,879,567

South Carolina: 1.8%
2,000,000	Charleston County, South Carolina (GO) (SAW) 5.00%, 11/01/21 (c)	2,607,040
1,000,000	Richland County School District No. 1/South Carolina (GO) 4.00%, 09/01/21 (c)	1,167,830
500,000	Richland County School District No. 1/South Carolina (GO) 4.00%, 09/01/21 (c)	547,890
500,000	Richland County School District No. 1/South Carolina (GO) 5.00%, 09/01/21 (c)	623,235
625,000	South Carolina State Economic Development, Series A (GO) 2.00%, 04/01/20 (c)	617,575
1,000,000	South Carolina State Economic Development, Series A (GO) 4.00%, 04/01/20 (c)	1,172,890
250,000	South Carolina State Public Service Authority, Series B (RB) (NATL) 5.00%, 01/01/16 (c)	282,503

		7,018,963

Tennessee: 1.6%
500,000	City of Memphis TN (GO) 5.00%, 05/01/21	632,765
500,000	Metropolitan Government of Nashville & Davidson County (GO) 5.00%, 01/01/18 (c)	600,510
1,000,000	Metropolitan Government of Nashville & Davidson County (GO) 5.00%, 07/01/20 (c)	1,241,670

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

$1,950,000	Metropolitan Government of Nashville & Davidson County (RB) 5.00%, 07/01/22	$2,463,825
500,000	Tennessee Energy Acquisition Corp., Series A (RB) 5.25%, 09/01/17	548,220
250,000	Tennessee Energy Acquisition Corp., Series A (RB) 5.25%, 09/01/23	270,050
645,000	Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/21	684,313

		6,441,353

Texas: 4.9%
250,000	EL Paso, Texas Hospital District, Series A (GO) (AGO) 5.00%, 08/15/18 (c)	292,545
500,000	Harris County Flood Control District (GO) 5.00%, 10/01/18 (c)	596,885
500,000	Harris County, Texas (GO) 5.00%, 10/01/20 (c)	618,280
1,000,000	Harris County, Texas Permanent Improvement Series A (GO) 5.00%, 10/01/20 (c)	1,215,280
750,000	Harris County, Texas Permanent Improvement, Series B (GO) 5.00%, 10/01/19	942,382
250,000	Houston, Texas Independent School District (GO) 5.00%, 02/15/17 (c)	291,210
500,000	Houston, Texas Independent School District, Series B (GO) 4.50%, 02/15/17 (c)	546,275
1,000,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.00%, 03/01/19 (c)	1,190,510
500,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.00%, 03/01/19 (c)	583,085
250,000	Leander Independent School District (GO) 4.85%, 08/15/16 (c) ^	156,468
425,000	Lewisville Independent School District (GO) 5.00%, 02/15/19 (c)	510,115
250,000	North East Independent School District, Series A (GO) 5.00%, 08/01/17 (c)	303,182
500,000	North Texas Tollway Authority, System Revenue, Series A (RB) (NATL) 5.13%, 01/01/18 (c)	547,220
1,500,000	North Texas Tollway Authority, System Revenue, Series A (RB) 6.25%, 02/01/20 (c)	1,629,510
750,000	San Antonio, Texas Electric & Gas Systems (RB) 5.00%, 02/01/17 (c)	853,380
5,000	San Antonio, Texas Electric & Gas Systems, Junior Lien (RB) 5.00%, 02/01/15 (c)	5,654
500,000	San Antonio, Texas Electric & Gas Systems, Series A (RB) 5.25%, 02/01/19 (c)	608,125
750,000	San Antonio, Texas Electric & Gas Systems, Series A (RB) 5.25%, 02/01/19 (c)	905,100
500,000	San Antonio, Texas Electric & Gas Systems, Series D (RB) 5.00%, 02/01/18	615,105
250,000	Tarrant County, Texas Cultural Educational Facilities Finance Corp., Texas Health Resources (RB) 5.00%, 02/15/17 (c)	272,220
500,000	Tarrant Regional Water District (RB) (FGIC) (NATL) 4.45%, 03/01/16 (c)	545,275
225,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB) 5.25%, 12/15/18	243,698
500,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB) 5.25%, 12/15/19	535,180
500,000	Texas Public Finance Authority (GO) 5.00%, 10/01/21 (c)	615,365
250,000	Texas State University System Financing (RB) 5.25%, 03/15/18 (c)	298,940
500,000	Texas Transportation Commission, Mobility Fund, Series A (GO) 5.00%, 04/01/17 (c)	577,975
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 04/01/17 (c)	294,793
250,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB) 5.00%, 04/01/16 (c)	291,990
500,000	Texas Water Development Board, Subordinate Lien, Series B (RB) 5.00%, 07/15/17 (c)	605,825
1,000,000	University of Houston, Series A (RB) 5.00%, 02/15/21 (c)	1,244,930
500,000	University of Texas, Revenue Financing System, Series A (RB) 5.00%, 02/15/20 (c)	607,905

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

$500,000	University of Texas, Revenue Financing System, Series A (RB) 5.25%, 08/15/18 (c)	$594,335

		19,138,742

Utah: 0.4%
500,000	Utah State, Series A (GO) 5.00%, 07/01/21 (c)	632,990
500,000	Utah State, Series A (GO) 5.00%, 07/01/21 (c)	633,480
250,000	Utah Transportation Authority Sales Tax Revenue, Series A (RB) (NATL) 5.54%, 06/15/17 (c) ^	168,013

		1,434,483

Virginia: 1.0%
500,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/19	619,910
500,000	Virginia Commonwealth Transportation Board (RB) 4.00%, 05/15/21 (c)	549,165
250,000	Virginia Resources Authority Clean Water Revolving Fund (RB) 5.00%, 10/01/17 (c)	303,825
500,000	Virginia State Public Building Authority, Public Facilities, Series A (RB) (NATL) 5.00%, 08/01/17 (c)	604,580
500,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 4.50%, 08/01/16 (c)	543,150
200,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 5.00%, 08/01/19 (c)	241,566
250,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 5.00%, 08/01/19 (c)	298,885
500,000	Virginia State Public Building Authority, School Financing, Series B (RB) (AGM) 4.50%, 08/01/16 (c)	543,815
230,000	Virginia State Public Building Authority, School Financing, Series B (RB) (SAW) 5.00%, 08/01/19 (c)	281,023

		3,985,919

Washington: 4.4%
1,475,000	King County Public Hospital District No. 1 (GO) 5.25%, 06/01/18 (c)	1,682,252
350,000	King County Washington Bellevue School District No. 401 (GO) (SBG) 4.38%, 06/01/21 (c)	402,717
400,000	King County Washington Highline School District No. 401 (GO) (AGM) (SBG) 5.25%, 12/01/16 (c)	459,928
250,000	King County Washington Highline School District No. 411 (GO) (AGM) (SBG) 5.00%, 06/01/17 (c)	293,238
500,000	King County, Washington Public Hospital District No. 1, Series A (GO) (AGO) 5.25%, 06/01/18 (c)	586,385
1,000,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB) 5.00%, 07/01/21	1,271,910
250,000	Port Seattle, Washington, Series A (RB) (AMBAC) 5.00%, 10/01/16 (c)	290,223
500,000	State of Washington (GO) 5.00%, 07/01/20	632,380
500,000	University of Washington General Revenue (RB) 5.00%, 04/01/21 (c)	606,325
1,000,000	University of Washington General Revenue (RB) 5.00%, 04/01/21 (c)	1,207,170
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (AGM) 5.00%, 07/01/16 (c)	581,390
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (AMBAC) 5.00%, 07/01/17 (c)	584,105
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (AGM) 5.00%, 07/01/16 (c)	575,110
1,300,000	Washington State Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 06/01/20	1,642,147
625,000	Washington State Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 02/01/21 (c)	779,231
1,000,000	Washington State Various Purpose, Series C (GO) 5.00%, 01/01/18 (c)	1,171,930
200,000	Washington State, Series A (GO) (AMBAC) 5.00%, 01/01/17 (c)	229,646
500,000	Washington State, Various Purpose, Series A (GO) (AMBAC) 5.00%, 01/01/17 (c)	585,915
500,000	Washington State, Various Purpose, Series A (GO) 5.00%, 01/01/19 (c)	607,515

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

$300,000	Washington State, Various Purpose, Series A (GO) 5.00%, 08/01/21 (c)	$373,659
1,000,000	Washington State, Various Purpose, Series A (GO) 5.00%, 01/01/21 (c)	1,216,410
500,000	Washington State, Various Purpose, Series A (GO) 5.00%, 07/01/18 (c)	594,130
250,000	Washington State, Various Purpose, Series C (GO) 5.00%, 02/01/17	299,407
500,000	Washington State, Various Purpose, Series C (GO) 5.00%, 01/01/18 (c)	587,185

		17,260,308

West Virginia: 0.3%
225,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A 5.13%, 09/01/19 (c)	245,858
500,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A 5.50%, 09/01/14 (c)	522,295
500,000	West Virginia, School Building Authority, Excess Lottery, Series A (RB) 5.00%, 07/01/18 (c)	574,250

		1,342,403

Wisconsin: 1.3%
250,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Health Care System (RB) 5.25%, 08/15/16 (c)	272,015
25,000	Wisconsin State Transportation, Series A (RB) (AGM) 5.25%, 07/01/16	29,693
775,000	Wisconsin State, General Annual Appropriation, Series A (RB) 5.00%, 05/01/19	962,937
1,000,000	Wisconsin State, Series A (GO) 5.00%, 05/01/20	1,261,610
2,000,000	Wisconsin State, Series C (GO) 4.00%, 05/01/21 (c)	2,216,560
250,000	Wisconsin State, Series C (GO) 5.00%, 05/01/18 (c)	295,100

		5,037,915

Total Municipal Bonds (Cost: $361,750,886)		389,818,931

Number of Shares

MONEY MARKET FUND: 0.3% (Cost: $1,159,134)
1,159,134	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	1,159,134

Total Investments: 99.3% (Cost: $362,910,020)		390,978,065
Other assets less liabilities: 0.7%		2,607,058

NET ASSETS: 100.0%		$393,585,123

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	2.1%	$8,152,157

Bond Bank	0.5	1,782,675

Development	1.5	5,794,282

Education	5.4	21,279,643

Facilities	6.5	25,602,633

General Obligation	38.4	150,152,219

Higher Education	7.1	27,573,099

Medical	4.0	15,594,697

Multifamily Housing	0.1	549,900

Pollution	0.5	1,988,678

Power	5.0	19,560,638

School District	6.3	24,512,205

Single Family Housing	0.5	2,003,403

Student Loan	0.4	1,542,407

Tobacco Settlement	1.4	5,549,537

Transportation	10.4	40,657,045

Utilities	2.3	9,029,039

Water	7.3	28,494,674

Money Market Fund	0.3	1,159,134

	100.0%	$390,978,065

The summary of inputs used to value the Fund’s investments as of January 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$389,818,931	$—	$389,818,931

Short-Term Investments	1,159,134	—	—	1,159,134

Total	$1,159,134	$389,818,931	$—	$390,978,065

* See Schedule of Investments for security type and geographic sector breakouts.

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 97.8%
Alabama: 0.7%
$500,000	Birmingham, Alabama Capital Improvement and Refunding, Series A (GO) (AMBAC) 4.50%, 12/01/16 (c)	$524,505

Alaska: 0.3%
220,000	Alaska State Housing Corp. Home Mortgage, Series A (RB) 5.00%, 12/01/18 (c)	231,046

Arizona: 3.7%
250,000	Arizona Health Facilities Authority, Series D (RB) 5.50%, 01/01/18 (c)	269,150
250,000	Mesa, Arizona Industrial Development Authority, Clark County Detention Facility Project (RB) 5.00%, 03/01/18 (c)	258,453
250,000	Mesa, Arizona Utility System, Second Series (RB) (FGIC) (NATL) 4.50%, 07/01/17 (c)	268,468
1,120,000	Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 01/01/19 (c)	1,266,306
250,000	Salt Verde Financial Corp. (RB) 5.00%, 12/01/32	254,535
500,000	Salt Verde Financial Corp. (RB) 5.00%, 12/01/37	504,315

		2,821,227

California: 16.3%
500,000	Anaheim, California Public Financing Authority, Electricity Distribution Facilities (RB) (NATL) 4.50%, 04/01/17 (c)	522,920
500,000	Antelope Valley-East Kern Water Agency, Series A-1 (CP) (FGIC) (NATL) 4.38%, 06/01/17 (c)	504,825
1,000,000	California State (GO) 4.50%, 02/01/17 (c)	1,031,570
250,000	California State (GO) 4.88%, 12/01/17 (c)	266,070
1,000,000	California State (GO) 5.00%, 10/01/19 (c)	1,119,240
500,000	California State University Systemwide, Series A (RB) (AGM) 5.00%, 05/01/18 (c)	529,055
500,000	California State Various Purpose (GO) 5.00%, 09/01/21 (c)	563,610
500,000	California State Various Purpose (GO) 5.00%, 06/01/17 (c)	527,680
500,000	California State Various Purpose (GO) 5.50%, 11/01/19 (c)	559,735
375,000	California State Various Purpose (GO) 5.75%, 04/01/19 (c)	440,205
1,000,000	California Statewide Communities Development Authority (RB) 5.00%, 12/01/21 (c)	1,076,340
750,000	California Statewide Communities Development Authority, Series A (RB) 4.75%, 04/01/17 (c)	773,137
255,000	Chabot-Los Positas, California Community College District, Series B (GO) (AMBAC) 5.00%, 08/01/16 (c)	275,849
250,000	Desert Community College District, Election of 2004, Series C (GO) (AGM) 5.00%, 08/01/17 (c)	263,483
250,000	Eastern Municipal Water District, California Water & Sewer, Series H (CP) 5.00%, 07/01/18 (c)	270,317
250,000	Grossmont-Cuyamaca, California Community College District, Election 2002, Series C (GO) (AGO) 5.79%, 08/01/30 ^	97,443
250,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (FGIC) (NATL) 5.00%, 08/01/17 (c)	272,507
250,000	Los Angeles, California Community College District, Election of 2001, Series E-1 (GO) 5.00%, 08/01/18 (c)	274,662
500,000	Los Angeles, California Unified School District, Series B (GO) (AMBAC) 4.50%, 07/01/17 (c)	531,535
350,000	Los Angeles, California Wastewater System, Series A (RB) 5.00%, 06/01/20 (c)	402,066
500,000	M-S-R Energy Authority, Series C (RB) 6.50%, 11/01/39	610,110
250,000	Sacramento, California Sanitation District Financing Authority (RB) (FGIC) (NATL) 5.00%, 06/01/16 (c)	268,775
250,000	San Francisco, California Bay Area Rapid Transportation District, Series A (RB) (NATL) 5.00%, 07/01/15 (c)	265,508

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

$250,000	Santa Clara Valley, California Water Distribution, Series A (CP) (NATL) 5.00%, 06/01/17 (c)	$265,573
250,000	Ventura County, California Community College District, Election 2002, Series B (GO) (NATL) 5.00%, 08/01/15 (c)	273,772
250,000	West Valley Mission Community College District, Election 2004, Series A (GO) (AGM) 5.00%, 08/01/16 (c)	268,807
250,000	William S. Hart, California High School District, Election 2001, Series B (GO) (AGM) 6.38%, 09/01/28 ^	111,868

		12,366,662

Colorado: 2.6%
250,000	Adams County, Colorado FHA Insured Mortgage-Platte Valley Medical Center (RB) (FHA) (NATL) 5.00%, 08/01/15 (c)	258,078
1,650,000	Colorado Health Facilities Authority, Sister of Charity of Leavenworth Health System, Series A (RB) 5.00%, 01/01/20 (c)	1,742,565

		2,000,643

District of Columbia: 3.2%
500,000	District of Columbia, Association of American Medical College Issue, Series B (RB) 5.00%, 10/01/21 (c)	527,000
750,000	District of Columbia, Children’s Hospital Obligated Group (RB) (AGM) 5.25%, 07/15/18 (c)	790,612
500,000	District of Columbia, National Public Radio, Inc. Issue (RB) 5.00%, 04/01/20 (c)	556,950
500,000	District of Columbia, Series A (GO) (FGIC) (NATL) 4.50%, 06/01/17 (c)	512,590

		2,387,152

Florida: 5.4%
500,000	Broward County, Florida Educational Facilities Authority, Nova Southeastern University Project (RB) (AGO) 5.00%, 04/01/16 (c)	523,260
500,000	Collier County, Florida, Industrial Development Authority (RB) 6.25%, 04/01/21 (c)	560,280
250,000	Jacksonville, Florida Better Jacksonville Sales Tax Revenue (RB) 5.00%, 10/01/18 (c)	268,562
250,000	Miami-Dade County, Florida Building Better Communities Program, Series A (GO) (AGO) 5.00%, 07/01/18 (c)	266,920
250,000	Miami-Dade County, Florida Expressway Authority (RB) (AMBAC) 5.00%, 07/01/16 (c)	258,273
500,000	Miami-Dade County, Florida Miami International Airport, Series B (RB) (AGM) 5.00%, 10/01/18 (c)	523,595
250,000	Miami-Dade County, Florida School Board, Series A (CP) (FGIC) (NATL) 5.00%, 05/01/17 (c)	262,553
350,000	Palm Beach County, Florida Public Improvement (RB) 5.00%, 05/01/18 (c)	382,896
500,000	South Miami Health Facilities Authority (RB) 5.00%, 08/15/17 (c)	524,085
250,000	University of Central Florida Convocation Corp., Series A (CP) (FGIC) (NATL) 5.00%, 10/01/15 (c)	244,553
250,000	University of Northern Florida Financing Corp. (RB) (FGIC) (NATL) 5.00%, 11/01/17 (c)	260,488

		4,075,465

Georgia: 3.4%
500,000	Carroll City-County, Georgia Hospital Authority, Tanner Medical Center, Inc. Project (RB) 4.25%, 07/01/20 (c)	520,440
375,000	Columbus Medical Center Hospital Authority, Regional Healthcare System (RB) (AGM) 5.00%, 08/01/20 (c)	384,652
500,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB) 5.25%, 02/15/15 (c)	513,365
325,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB) 5.50%, 02/15/20 (c)	343,782
250,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series B (RB) 5.25%, 02/15/20 (c)	267,035
500,000	Valdosta & Lowndes County, Georgia Hospital Authority, South Georgia Medical Project, Series B (RB) 5.00%, 10/01/21 (c)	531,880

		2,561,154

Hawaii: 1.5%
1,000,000	State of Hawaii, Department of Budget and Finance (RB) 6.50%, 07/01/19 (c)	1,118,130

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

Illinois: 3.6%
$500,000	Chicago, Illinois Project and Refunding, Series C (GO) (NATL) 5.00%, 01/01/18 (c)	$538,335
500,000	Illinois Finance Authority, Chicago University (RB) 5.00%, 07/01/17 (c)	534,375
750,000	Illinois Finance Authority, Chicago University Medical Center, Series C (RB) 5.50%, 02/15/21 (c)	831,577
500,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.75%, 11/15/17 (c)	543,670
250,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.75%, 11/15/17 (c)	269,165

		2,717,122

Indiana: 2.4%
275,000	Indiana Finance Authority, Educational Facilities, Marian University Project (RB) 6.38%, 09/15/21 (c)	284,663
500,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.50%, 08/15/20 (c)	495,720
250,000	Indiana Health & Educational Facility Financing Authority, Senior Series B-5 (RB) 5.00%, 11/15/16 (c)	263,108
700,000	Indianapolis Local Public Improvement, Waterworks Project, Series A (RB) (AGO) 5.50%, 01/01/19 (c)	782,985

		1,826,476

Kansas: 0.4%
250,000	Kansas State Development Finance Authority, Hospital Revenue-Adventist Health System/Sunbelt Obligated Group, 5.75%, 11/15/14 (c)	284,550

Kentucky: 1.9%
1,000,000	Kentucky Economic Development Finance Authority Hospital, Baptist Healthcare System Obligated, Series A (RB) 5.38%, 08/15/18 (c)	1,154,050
250,000	Louisville & Jefferson County, Kentucky Metro Government Health, Jewish Hospital & Saint Mary’s Health Care (RB) 6.13%, 02/01/18 (c)	265,475

		1,419,525

Louisiana: 1.2%
250,000	Louisiana Public Facilities Authority, 19th Judicial District Court (RB) (FGIC) (NATL) 5.38%, 06/01/17 (c)	271,325
400,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB) 5.25%, 05/15/17 (c)	405,672
250,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 06/01/17 (c)	253,998

		930,995

Maryland: 0.7%
500,000	Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB) 5.25%, 07/01/18 (c)	564,845

Massachusetts: 4.9%
250,000	Massachusetts Development Finance Agency, Boston College Issue, Series P (RB) 5.00%, 07/01/17 (c)	268,715
1,375,000	Massachusetts Development Finance Agency, Harvard University Issue, Series B (RB) 5.25%, 02/01/21 (c)	1,653,341
500,000	Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds, Series B (RB) 5.00%, 10/15/21 (c)	565,165
150,000	Massachusetts State Consolidated Loan, Series B (GO) 5.00%, 07/01/19 (c)	177,786
500,000	Massachusetts State Water Resource Authority, Series A (RB) (AGM) 4.50%, 02/01/17 (c)	523,895
500,000	Metropolitan Boston Transit Parking Corp., Systemwide Senior Lien Parking (RB) 5.25%, 07/01/21 (c)	555,225

		3,744,127

Michigan: 2.6%
500,000	Lansing, Michigan Board of Water & Light, Utility System, Series A (RB) 5.00%, 07/01/21 (c)	560,535
1,250,000	Michigan Finance Authority Hospital Revenue & Refunding Bonds, Series MI (RB) 5.00%, 12/01/21 (c)	1,334,962
250,000	Michigan State Building Authority, Series IA (RB) (FGIC) (NATL) 5.15%, 10/15/16 (c) ^	112,108

		2,007,605

Missouri: 1.0%
250,000	Missouri State Health & Educational Facilities, Series A (RB) 5.00%, 06/01/18 (c)	266,285
460,000	Missouri State Health & Educational Facilities, Series A (RB) 5.50%, 11/15/18 (c)	495,512

		761,797

Montana: 0.7%
500,000	Montana Facility Finance Authority, Sisters of Charity of Leavenworth Health System (RB) 4.75%, 01/01/20 (c)	537,485

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

New Jersey: 2.5%
$500,000	New Jersey Economic Development Authority - School Facilities, Series U (RB) (AMBAC) 5.00%, 09/01/17 (c)	$535,595
915,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.90%, 12/15/28 ^	429,830
1,000,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.88%, 12/15/33 ^	337,470
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) (AGO) 5.50%, 12/15/18 (c)	557,960

		1,860,855

New York: 10.9%
250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Series B (RB) 5.00%, 11/15/19 (c)	278,045
795,000	New York & New Jersey Port Authority, Series 163 (RB) 4.25%, 07/15/20 (c)	825,297
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series AA (RB) 5.00%, 06/15/21 (c)	555,640
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series BB (RB) 5.00%, 06/15/20 (c)	573,490
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series DD (RB) 4.50%, 06/15/18 (c)	540,145
250,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 4.50%, 01/15/18 (c)	259,373
500,000	New York City Transitional Finance Authority, Future Tax Secured Series D-1 (RB) 5.13%, 02/01/21 (c)	567,185
750,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB) 5.13%, 01/15/20 (c)	802,215
500,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB) 6.38%, 01/15/20 (c)	543,605
500,000	New York Liberty Development Corp., Secured by Port Authority Consolidated Bonds (RB) 5.00%, 12/15/21 (c)	554,610
500,000	New York State Dormitory Authority, Columbia University, Series A (RB) 5.00%, 07/01/18 (c)	559,465
250,000	New York State Dormitory Authority, FIT Student Housing Corp. (RB) (FGIC) (NATL) 5.25%, 07/01/29	270,565
250,000	New York State Dormitory Authority, Non State Supported Debt, Hudson Valley Hospital Center (RB) (AGM) (FHA) 5.00%, 08/15/17 (c)	265,738
500,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/21 (c)	558,920
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 09/15/16 (c)	550,045
500,000	Troy, New York Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB) 5.13%, 09/01/20 (c)	535,610

		8,239,948

North Carolina: 2.0%
500,000	Charlotte, North Carolina Cultural Arts Facilities, Series E (CP) 5.00%, 06/01/19 (c)	548,760
250,000	Charlotte, North Carolina NASCAR Hall of Fame Facilities, Series C (CP) 5.00%, 06/01/19 (c)	270,847
545,000	Charlotte, North Carolina Water & Sewer System (RB) 5.00%, 07/01/18 (c)	610,831
100,000	Lafayette, Louisiana Utilities Revenue (RB) 4.75%, 11/01/20 (c)	107,778

		1,538,216

Ohio: 1.0%
750,000	Butler County, Ohio Hospital Facilities (RB) 5.50%, 11/01/20 (c)	779,467

Oklahoma: 1.0%
250,000	Oklahoma Development Finance Authority, St. John Health System (RB) 5.00%, 02/15/17 (c)	259,675
500,000	Tulsa County, Oklahoma Industrial Authority, St. Francis Health System (RB) 4.60%, 12/15/16 (c)	520,760

		780,435

Oregon: 0.6%
800,000	Marion & Polk Counties, Oregon Salem-Keizer School District No.24, Series B (GO) (SBG) 4.82%, 06/15/28 ^	453,384

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

Pennsylvania: 1.5%
$325,000	Delaware River Port Authority, Series D (RB) 5.00%, 01/01/20 (c)	$346,616
250,000	Pennsylvania State Higher Education (RB) (NATL) 4.50%, 04/01/16 (c)	257,248
250,000	Pennsylvania State Turnpike Commission, Sub-Series A (RB) (AGO) 5.00%, 06/01/19 (c)	265,730
250,000	Pennsylvania State Turnpike Commission, Sub-Series B (RB) 5.25%, 06/01/19 (c)	267,208

		1,136,802

Puerto Rico: 2.5%
250,000	Puerto Rico Electric Power Authority, Series VV (RB) (NATL) 5.25%, 07/01/29	291,317
650,000	Puerto Rico Electric Power Authority, Series VV (RB) (FGIC) (NATL) 5.25%, 07/01/35	731,237
250,000	Puerto Rico Electric Power Authority, Series VV (RB) 5.50%, 07/01/18 (c)	265,208
500,000	Puerto Rico Highway & Transportation Authority (RB) (AGM) 5.25%, 07/01/32	582,775

		1,870,537

South Carolina: 3.9%
250,000	Kershaw County, South Carolina Public School Foundation (RB) (FGIC) 5.00%, 12/01/16 (c)	264,575
1,175,000	South Carolina State Public Service Authority (RB) 5.00%, 12/01/21 (c)	1,308,033
750,000	South Carolina State Public Service Authority (RB) 5.00%, 01/01/20 (c)	830,407
500,000	South Carolina Transportation Infrastructure Bank, Series B (RB) (AMBAC) 4.50%, 10/01/16 (c)	521,310

		2,924,325

Tennessee: 0.6%
425,000	Rutherford County, Tennessee Health & Educational Facilities Board, Ascension Health Senior Credit Group, Series C 5.00%, 11/15/19 (c)	467,173

Texas: 6.3%
250,000	Alamo, Texas Community College District (GO) (FGIC) (NATL) 4.50%, 08/15/17 (c)	267,538
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB) (AMBAC) 5.00%, 12/01/16 (c)	272,425
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB) 5.25%, 12/01/18 (c)	275,715
500,000	El Paso, Texas Independent School District, School Building (GO) 5.00%, 08/15/17 (c)	562,840
625,000	Houston, Texas Combine Utility System, First Lien, Series D (RB) 5.00%, 11/15/21 (c)	698,225
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series A (RB) 5.00%, 05/15/20 (c)	570,870
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series B (RB) 4.50%, 11/15/17 (c)	524,880
500,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.38%, 03/01/18 (c)	567,895
500,000	North Texas Thruway Authority (RB) (AGO) 6.69%, 01/01/36 ^	144,480
300,000	North Texas Tollway Authority (RB) 5.00%, 09/01/21 (c)	348,807
250,000	Prosper, Texas Independent School District, School Building (GO) 5.00%, 02/15/17 (c)	272,097
250,000	Waco Texas Education Finance Corp., Baylor University, Series C (RB) 5.00%, 03/01/18 (c)	270,505

		4,776,277

Virginia: 3.3%
750,000	Virginia College Building Authority, Liberty University (RB) 5.00%, 03/01/20 (c)	829,657
320,000	Virginia College Building Authority, Series A (RB) (SAW) 4.50%, 09/01/17 (c)	357,718
750,000	Virginia Commonwealth University Health System Authority (RB) 4.75%, 07/01/21 (c)	802,230
500,000	Virginia Small Business Financing Authority, Sentara Health Care Facilities (RB) 5.00%, 05/01/20 (c)	538,065

		2,527,670

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

Washington: 5.2%
$500,000	King county, Washington Sewer Revenue & Refunding Bonds (RB) 5.00%, 07/01/20 (c)	$553,455
300,000	NJB Properties Lease, King County Washington Project, Series A (RB) 5.00%, 12/01/16 (c)	323,688
250,000	Seattle, Washington Solid Waste Revenue & Refunding (RB) (NATL) 5.00%, 02/01/17 (c)	272,910
250,000	Seattle, Washington Water System Improvement & Refunding (RB) 5.00%, 02/01/18 (c)	285,940
500,000	Snohomish County, Washington Limited Tax, Series A (GO) 4.00%, 06/01/20 (c)	529,020
700,000	University of Washington, General Revenue & Refunding Bonds, 2011-A (RB) 5.00%, 04/01/21 (c)	799,337
1,085,000	Washington Health Care Facilities Authority, Providence Health & Services, Series A (RB) 5.00%, 04/01/20 (c)	1,159,854

		3,924,204

Total Municipal Bonds (Cost: $68,165,147)		74,159,804

Number of Shares

MONEY MARKET FUND: 1.1% (Cost: $866,760)
866,760	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	866,760

Total Investments: 98.9% (Cost: $69,031,907)		75,026,564
Other assets less liabilities: 1.1%		803,513

NET ASSETS: 100.0%		$75,830,077

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	0.7%	$523,595

Bond Bank	1.0	782,985

Development	7.0	5,230,534

Education	1.8	1,329,579

Facilities	4.1	3,073,848

General Obligation	18.1	13,582,793

Higher Education	12.4	9,306,611

Medical	22.4	16,787,519

Nursing Homes	1.8	1,347,210

Pollution	0.3	272,910

Power	6.0	4,517,505

School District	2.6	1,931,724

Single Family Housing	0.3	231,046

Transportation	8.7	6,513,044

Utilities	4.4	3,297,952

Water	7.2	5,430,949

Money Market Fund	1.2	866,760

	100.0%	$75,026,564

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

The summary of inputs used to value the Fund’s investments as of January 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$74,159,804	$—	$74,159,804

Money Market Fund	866,760	—	—	866,760

Total	$866,760	$74,159,804	$—	$75,026,564

* See Schedule of Investments for security type and geographic sector breakouts.

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 99.1%
Alabama: 2.4%
$250,000	Birmingham, Alabama Waterworks & Sewer Board, Series B (RB) (NATL) 5.00%, 01/01/13 (c)	$260,800
500,000	Birmingham, Alabama, Series B (GO) (AMBAC) 5.00%, 12/01/12 (c)	519,710

		780,510

Arizona: 0.9%
150,000	Arizona School Facilities Board, Series B (CP) (FGIC) 5.25%, 09/01/13 (c)	161,703
125,000	Arizona School Facilities Board, State School Improvement (RB) 5.25%, 07/01/12 (c)	127,619

		289,322

California: 13.1%
875,000	California State (GO) 5.13%, 02/01/14 (c)	957,967
530,000	City of Palm Springs CA (CP) 3.05%, 04/15/21 ^	441,734
350,000	Clovis California Unified School District, Election 2004-Series A (GO) (FGIC) (NATL) 3.95%, 08/01/19 ^	311,290
500,000	Foothill/Eastern Transportation Corridor Agency California, Senior Lien Series A (RB) 3.53%, 01/01/20 ^	434,255
250,000	Los Angeles Unified School District, Election 2002-Series A (GO) (AGM) 5.25%, 07/01/13 (c)	267,448
450,000	Los Angeles Unified School District, Election 2002-Series A (GO) (NATL) 5.38%, 07/01/13 (c)	482,197
500,000	Los Angeles, California, Series A (GO) (NATL) 5.00%, 09/01/13 (c)	536,630
465,000	Orange County, California Water District Revenue, Series B (CP) (NATL) 5.00%, 08/15/13 (c)	620,859
250,000	Sacramento County, California Sanitation District Financing Authority, Series A (RB) (AMBAC) 5.00%, 12/01/14 (c)	281,698

		4,334,078

Colorado: 2.3%
680,000	Jefferson County School District No. R-1 (GO) (AGM) (SAW) 5.00%, 12/15/14 (c)	766,775

Florida: 1.8%
275,000	Hillsborough County, Florida Junior Lien Capital Improvement Program Refunding Revenue (RB) (FGIC) (NATL) 5.00%, 08/01/16	327,497
200,000	Hillsborough County, Industrial Development Authority Revenue (RB) 5.63%, 08/15/18 (c)	257,482

		584,979

Georgia: 0.8%
250,000	Georgia State, Series D (GO) 5.00%, 07/01/14 (c)	277,630

Hawaii: 0.5%
150,000	Hawaii State Series CZ (GO) (AGM) 5.25%, 07/01/12 (c)	153,111

Illinois: 14.2%
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Greater Chicago (GO) 5.00%, 12/01/16 (c)	600,830
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Series C (GO) 5.38%, 12/01/12 (c)	521,260
1,250,000	Illinois State Toll Highway Authority (RB) (AGM) 5.00%, 07/01/16 (c)	1,487,262
750,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM) 5.00%, 07/01/16 (c)	892,357
1,000,000	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (AGM) 5.00%, 07/01/16 (c)	1,189,810

		4,691,519

Indiana: 3.3%
1,000,000	Indiana Transportation Finance Authority, Highway Revenue (RB) (FGIC) 5.25%, 06/01/14 (c)	1,111,270

Kentucky: 0.9%
250,000	Kentucky State Property & Buildings Commission, No. 85 (RB) (AGM) 5.00%, 08/01/15 (c)	287,888

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

Maryland: 1.7%
$500,000	Maryland State & Local Facilities Loan, Capital Improvement, First Series A (GO) 5.00%, 02/15/15 (c)	$567,810

Massachusetts: 11.1%
500,000	Commonwealth of Massachusetts (GO) (AGM) 5.50%, 11/01/15	590,375
650,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/15 (c)	746,180
250,000	Massachusetts State Consolidated Loan, Series C (GO) 5.00%, 09/01/15 (c)	289,262
500,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	612,290
1,100,000	Massachusetts Turnpike Authority, Turnpike Revenue, Series A (RB) (FGIC) 5.13%, 01/01/23 (c)	1,438,657

		3,676,764

Michigan: 4.0%
250,000	Detroit, Michigan Sewer Disposal, Senior Lien Series A (RB) (AGM) 5.00%, 07/01/13 (c)	266,570
500,000	Detroit, Michigan Water Supply System Revenue, Second Lien-Series B (RB) (NATL) 5.25%, 07/01/13 (c)	534,530
500,000	Michigan State Hospital Finance Authority Hospital Revenue, Series A (RB) 5.50%, 03/01/13	527,955

		1,329,055

Minnesota: 0.8%
250,000	Minneapolis, Minnesota Health Care System, Series A (RB) 5.75%, 11/15/12 (c)	260,855

Nebraska: 4.7%
1,000,000	City of Omaha, Nebraska Conventions Center Arena Project, Series A (GO) 6.50%, 12/01/30	1,549,240

Nevada: 1.3%
410,000	Clark County, Nevada School District, Series D (GO) (NATL) 5.00%, 12/15/13 (c)	445,280

New Jersey: 15.7%
500,000	Garden State Preservation Trust, Open Space & Farmland Preservation, Series A (RB) (AGM) 5.25%, 11/01/13 (c)	543,120
250,000	Garden State Preservation Trust, Open Space & Farmland Preservation, Series A (RB) (AGM) 5.25%, 11/01/13 (c)	271,560
375,000	New Jersey Economic Development Authority, School Facilities Construction, Series F (RB) 5.00%, 06/15/13 (c)	399,071
350,000	New Jersey Economic Development Authority, School Facilities Construction, Series F (RB) (FGIC) 5.25%, 06/15/13 (c)	373,660
585,000	New Jersey Economic Development Authority, School Facilities Construction, Series G (RB) (NATL) 5.00%, 09/01/13 (c)	628,343
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series I (RB) 5.25%, 09/01/14 (c)	561,575
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.75%, 06/15/15	586,425
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC) 5.25%, 06/15/15 (c)	578,095
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC) 5.25%, 06/15/15 (c)	578,095
600,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) (AMBAC) 5.00%, 06/15/15 (c)	688,722

		5,208,666

New York: 1.9%
285,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	371,084
250,000	New York Metropolitan Transportation Authority, Transit Facilities Service Contract, Series 8 (RB) 5.38%, 07/01/13 (c)	267,888

		638,972

North Carolina: 2.5%
100,000	Charlotte-Mecklenburg Hospital Authority, North Carolina Health Care, Series A (RB) 5.00%, 01/15/15 (c)	113,035
515,000	North Carolina Eastern Municipal Power Agency, Power System, Series A (RB) 6.00%, 01/01/22 (c)	719,620

		832,655

Ohio: 3.9%
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (AGM) 5.00%, 12/01/13 (c)	542,130

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

$500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (AGM) 5.25%, 12/01/13 (c)	$544,405
185,000	Ohio State Water Development Authority, Fresh Water Improvement (RB) 5.00%, 06/01/14 (c)	204,743

		1,291,278

Oregon: 0.8%
250,000	Oregon State Department Transportation Highway User Tax, Series A (RB) 5.13%, 11/15/12 (c)	259,633

Pennsylvania: 2.4%
500,000	Pennsylvania State Public School Building Authority, Philadelphia School District (RB) (AGM) (SAW) 5.00%, 06/01/13 (c)	531,185
250,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (FGIC) 5.25%, 11/01/12 (c)	259,385

		790,570

Puerto Rico: 3.1%
955,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) 5.00%, 07/01/13 (c)	1,018,297

South Carolina: 1.0%
325,000	Greenville, South Carolina, Building Equity Sooner For Tomorrow, Installment Purchase (RB) 6.00%, 12/01/12 (c)	343,743

Tennessee: 0.8%
250,000	City of Memphis, Tennessee Electric System, Series A (RB) (NATL) 5.00%, 12/01/13 (c)	271,065

Texas: 0.8%
250,000	Dallas, Texas Waterworks & Sewer System (RB) 5.00%, 10/01/13 (c)	269,498

Utah: 0.9%
250,000	Utah Transit Authority, Sales Tax Revenue, Series B (RB) (AGM) 4.75%, 12/15/15 (c)	289,490

Wisconsin: 1.5%
500,000	Wisconsin State Transportation, Series 1 (RB) (AMBAC) 5.75%, 07/01/12 (c)	511,395

Total Municipal Bonds (Cost: $31,619,676)		32,831,348

Number of Shares

MONEY MARKET FUND: 0.1% (Cost: $35,171)
35,171	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	35,171

Total Investments: 99.2% (Cost: $31,654,847)		32,866,519
Other assets less liabilities: 0.8%		270,449

NET ASSETS: 100.0%		$33,136,968

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Development	2.5%	$814,680

Education	7.4	2,434,011

Facilities	0.9	287,888

General Obligation	27.3	8,972,212

Higher Education	0.3	113,035

Medical	3.2	1,046,292

Power	3.0	990,685

School District	12.3	4,052,413

Transportation	34.8	11,430,618

Water	8.2	2,689,514

Money Market Fund	0.1	35,171

	100.0%	$32,866,519

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

The summary of inputs used to value the Fund’s investments as of January 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$32,831,348	$—	$32,831,348

Money Market Fund	35,171	—	—	35,171

Total	$35,171	$32,831,348	$—	$32,866,519

* See Schedule of Investments for security type and geographic sector breakouts.

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.4%
Alabama: 0.5%
$500,000	Alabama State Public School & College Authority, Capital Improvement Bond (RB) 5.00%, 12/01/15	$576,755

Arizona: 3.4%
500,000	Arizona State Salt River Project Agricultural Improvement & Power District, Series B (RB) 4.00%, 01/01/16	564,375
250,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/14	276,927
750,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/15	858,510
455,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/17	553,039
575,000	Arizona State Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/14	644,287
750,000	Arizona Transportation Board (RB) 5.00%, 07/01/17	904,995
305,000	Maricopa County, Arizona Community College District, Series C (GO) 4.00%, 07/01/14	329,174

		4,131,307

California: 12.9%
250,000	Alameda, California Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC) 5.43%, 10/01/13 ^	234,845
250,000	California State (GO) 5.00%, 11/01/13	269,423
600,000	California State (GO) 5.00%, 03/01/14	653,124
250,000	California State (GO) 5.00%, 08/01/14	276,143
500,000	California State (GO) 5.00%, 10/01/15	571,520
175,000	California State (GO) 5.00%, 11/01/15	200,522
500,000	California State (GO) 5.00%, 03/01/16	579,280
500,000	California State (GO) 5.00%, 09/01/16	587,800
250,000	California State (GO) 5.00%, 08/01/17	299,045
750,000	California State Department of Water Resources (RB) 5.00%, 05/01/16	887,392
600,000	California State Department of Water Resources, Series H (RB) (AGM) 5.00%, 05/01/17	724,362
750,000	California State Department of Water Resources, Series M (RB) 5.00%, 05/01/16	886,357
550,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/16	650,969
925,000	California State Economic Recovery, Series B (GO) 5.00%, 07/01/14 (p)	1,016,649
305,000	California State University Systemwide, Series A (RB) (AGM) 5.00%, 11/01/13	329,251
700,000	California Statewide Communities Development Authority (RB) 4.00%, 06/15/13	732,830
1,250,000	California Statewide Communities Development Authority (RB) 5.00%, 06/15/13	1,325,625
1,000,000	California Statewide Communities Development Authority, Series A (RB) 5.00%, 04/01/13	1,052,510
500,000	Los Angeles County Public Works Financing Authority (RB) 5.00%, 08/01/14	544,490
600,000	Los Angeles County Public Works Financing Authority (RB) (FGIC) (NATL) 5.00%, 09/01/14	647,826
250,000	Los Angeles, California Public Works Financing Authority, Regional Park & Open Space District, Series A (RB) (NATL) (SA) 5.00%, 10/01/13	267,418
500,000	Los Angeles, California Unified School District, Information Technology Projects, Series A (CP) (AMBAC) 5.00%, 10/01/15	550,270
500,000	Los Angeles, California Unified School District, Series B (GO) (AGM) 5.00%, 07/01/16	589,645
500,000	Los Angeles, California Unified School District, Series KY (GO) 5.00%, 07/01/15	571,795

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

$500,000	Regents of University of California Medical Center, Series D (RB) 5.00%, 05/15/14	$549,570
500,000	Riverside County, California State Public Safety Communication Project, Series A (CP) (AMBAC) 5.00%, 11/01/14	539,850

		15,538,511

Colorado: 0.7%
750,000	Colorado Health Facilities Authority, The Evangelical Lutheran and Good SamaritanSociety Project, Series B (RB) 5.00%, 12/01/14 (p)	814,777

Connecticut: 3.9%
500,000	Connecticut State Economic Recovery, Series A (GO) 4.00%, 01/01/14	533,935
260,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/13	271,232
700,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/14	760,816
500,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/16	582,170
850,000	Connecticut State Transportation Infrastructure, Series A (RB) 5.00%, 12/01/17	1,040,927
250,000	Connecticut State, Series B (GO) 5.00%, 05/01/14	275,313
500,000	Connecticut State, Series B (GO) 5.00%, 05/01/15	570,055
500,000	Connecticut State, Series C (GO) 5.25%, 11/01/15	584,335

		4,618,783

Delaware: 0.2%
250,000	Delaware State, Series A (GO) 5.00%, 01/01/14	272,223

District of Columbia: 0.2%
250,000	Washington D.C. Convention Center Authority Dedicated Tax, Senior Lien, Series A (RB) (AMBAC) 5.00%, 10/01/12	256,368

Florida: 6.0%
250,000	Citizens Property Insurance Corp., Senior Secured High Risk Account - A (RB) (NATL) 5.00%, 03/01/12	250,868
500,000	Citizens Property Insurance Corp., Senior Secured High Risk Account - A (RB) (NATL) 5.00%, 03/01/14	538,550
1,050,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/15	1,200,601
600,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/16	706,026
260,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/16	305,945
475,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/17	568,033
510,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) 5.50%, 06/01/17	587,780
1,000,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A (RB) 5.00%, 07/01/15	1,110,660
250,000	Florida State Board of Education Lottery, Series A (RB) (AMBAC) 5.00%, 07/01/13	266,275
475,000	Florida State Board of Education Lottery, Series E (RB) 5.00%, 07/01/16	550,986
250,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/15	284,942
250,000	Hillsborough County, Florida Community Investment Tax (RB) (AMBAC) 5.00%, 11/01/13	268,015
250,000	Hillsborough County, Florida Industrial Development (RB) (AMBAC) 5.00%, 12/01/34 (p)	251,380
250,000	Miami-Dade County, Florida School Board, Series A (CP) (AMBAC) 5.00%, 08/01/12	255,460

		7,145,521

Georgia: 0.9%
250,000	Augusta, Georgia Water & Sewerage Refunding (RB) (AGM) 5.00%, 10/01/13	268,975
750,000	Georgia State, Series B (GO) 5.00%, 10/01/14	840,585

		1,109,560

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

Hawaii: 1.1%
$375,000	Hawaii State, Series DJ (GO) (AMBAC) 5.00%, 04/01/15	$425,955
750,000	Honolulu, Hawaii City and County, Series B (GO) (FSA) 5.25%, 07/01/14	835,657

		1,261,612

Illinois: 7.8%
250,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) 5.00%, 01/01/17	288,582
750,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5309 (RB) 5.00%, 06/01/14	806,767
250,000	Chicago, Illinois, Board of Education, Series D (GO) (AGM) 5.00%, 12/01/13	266,133
100,000	Chicago, Illinois, Housing Authority, Capital Refunding (RB) (AGM) 5.00%, 07/01/13	106,144
125,000	Chicago, Illinois, O’Hare International Airport, Passenger Facility Charge, Series A (RB) (AGM) 5.00%, 01/01/14	133,923
250,000	Chicago, Illinois, O’Hare International Airport, Passenger Facility Charge, Series A (RB) (AGM) 5.00%, 01/01/15	271,695
800,000	Chicago, Illinois, Transportation Authority, Capital Grant (RB) (AMBAC) 5.00%, 06/01/13	842,640
500,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB) 5.25%, 05/15/15	535,715
500,000	Illinois State (GO) 5.00%, 01/01/15	551,315
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/15	551,620
1,000,000	Illinois State (GO) 5.00%, 01/01/16	1,123,940
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/18	576,295
500,000	Illinois State Sales Tax, Junior Lien (RB) 3.00%, 06/15/16	539,725
500,000	Illinois State, Series A (GO) 3.50%, 09/01/12	508,525
500,000	Illinois State, Series A (GO) 3.50%, 09/01/14	528,840
500,000	Illinois State, Series A (GO) 3.50%, 09/01/15	534,885
250,000	Illinois State, Series A (GO) 5.00%, 06/01/13	264,043
500,000	Illinois State, Series A (GO) 5.00%, 06/01/16	567,655
300,000	Illinois State, Series B (GO) 5.00%, 01/01/13	311,835
50,000	Illinois State, Series B (GO) 5.00%, 01/01/15	55,132

		9,365,409

Louisiana: 0.3%
300,000	Louisiana State Citizen’s Property Insurance Corp., Series B (RB) (AMBAC) 5.25%, 06/01/14	320,289

Maryland: 1.9%
1,000,000	Maryland State Transportation Authority (RB) 5.00%, 03/01/17	1,206,360
500,000	Maryland State Transportation Authority (RB) 5.25%, 03/01/16	591,075
400,000	Prince George’s County, Maryland Consolidated Public Improvement, Series B (GO) 5.00%, 07/15/17	490,612

		2,288,047

Massachusetts: 1.9%
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/15	114,980
500,000	Massachusetts School Building Authority (RB) 4.00%, 05/15/14	539,320
500,000	Massachusetts School Building Authority, Sales Tax, Series A (RB) 5.00%, 05/15/15	568,785
1,000,000	Massachusetts State Commonwealth, Loan Series A (GO) 5.00%, 05/01/14	1,100,780

		2,323,865

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

Michigan: 1.1%
$250,000	Detroit, Michigan City School District, School Building and Site Improvement (GO) (AGM) (Q-SBLF) 5.00%, 05/01/15	$268,060
420,000	Michigan Finance Authority (RB) 5.00%, 10/01/14	470,849
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series B (RB) 5.00%, 11/15/15	575,070

		1,313,979

Minnesota: 0.9%
500,000	Minnesota State, Series F (GO) 4.00%, 08/01/13	527,795
500,000	Minnesota State, Series H (GO) 5.00%, 11/01/14	561,685

		1,089,480

Mississippi: 0.2%
250,000	Madison County, Mississippi Development Bank, Highway Construction Project (RB) (FGIC) (NATL) 5.00%, 01/01/15	276,490

Missouri: 0.7%
300,000	Kansas City Municipal Assistance Corp., H. Roe Bartle Convention Center, Series A (RB) (FGIC) (NATL) 5.00%, 04/15/15	333,675
515,000	Mississippi Highways & Transportation Commission, Series A (RB) 2.25%, 05/01/15	539,715

		873,390

Nebraska: 0.7%
250,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB) 5.00%, 12/01/14	263,103
250,000	Nebraska Public Power District, Series B (RB) (AGM) 5.00%, 01/01/13	260,988
250,000	Nebraska Public Power District, Series B (RB) (AGM) 5.00%, 01/01/14	272,323

		796,414

Nevada: 1.6%
1,145,000	Clark County School District (GO) 5.00%, 06/15/17	1,353,470
250,000	Clark County, Nevada School District, Series B (GO) 5.00%, 06/15/13	264,630
250,000	Clark County, Nevada School District, Series B (GO) 5.00%, 06/15/14	274,380

		1,892,480

New Jersey: 4.1%
500,000	New Jersey Economic Development Authority (RB) 4.00%, 12/15/16	566,745
350,000	New Jersey Economic Development Authority, Cigarette Tax (RB) (FGIC) 5.00%, 06/15/13	362,106
750,000	New Jersey Economic Development Authority, School Facilities Construction, Series D (RB) 5.00%, 12/15/17	901,545
475,000	New Jersey Economic Development Authority, School Facilities Construction, Series O (RB) 5.25%, 03/01/15	536,033
500,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 1A (RB) 5.00%, 12/01/15	555,775
500,000	New Jersey State, Series O (GO) 5.00%, 08/01/15	572,040
1,085,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FGIC) (NATL) 5.00%, 06/15/14	1,188,118
150,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/17	180,309

		4,862,671

New Mexico: 2.0%
250,000	New Mexico Finance Authority, Subordinate Lien, Series A-2 (RB) 5.00%, 12/15/16	297,252
2,000,000	State of New Mexico (RB) 5.00%, 07/01/13	2,131,080

		2,428,332

New York: 25.0%
250,000	Metropolitan Transportation Authority, Series A (RB) 5.00%, 11/15/13 (p)	268,275
575,000	Metropolitan Transportation Authority, Series B (RB) 5.00%, 11/15/13	618,631

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

$350,000	Metropolitan Transportation Authority, Series C-2 (RB) 4.00%, 11/15/14	$378,847
240,000	New York City Industrial Development Agency, Yankee Stadium (RB) (NATL) 5.00%, 03/01/14	258,504
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 11/01/12	517,960
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 08/01/13	535,485
300,000	New York City Transitional Finance Authority, Series A (RB) 5.00%, 11/01/16	357,306
500,000	New York City Transitional Finance Authority, Series B (RB) 5.00%, 11/01/15	578,715
790,000	New York City Transitional Finance Authority, Series E (RB) 3.00%, 11/01/14	843,538
210,000	New York City Transitional Finance Authority, Series E (RB) 3.00%, 11/01/14	224,828
750,000	New York City Transitional Finance Authority, Sub Series A-1 (RB) 5.00%, 05/01/15	853,267
500,000	New York City Transitional Finance Authority, Sub Series D (RB) 5.00%, 11/01/15	578,715
500,000	New York City, Series A (GO) 5.00%, 08/01/13	534,545
300,000	New York City, Series D (GO) 5.00%, 02/01/16	348,282
600,000	New York City, Series D (GO) 5.00%, 10/01/17	727,344
500,000	New York City, Series E (GO) 4.00%, 08/01/14	543,590
300,000	New York City, Series I (GO) 5.00%, 08/01/17	362,394
500,000	New York City, Series K (GO) 4.00%, 08/01/14	543,590
500,000	New York City, Series K (GO) 5.00%, 08/01/13	534,545
405,000	New York State Dormitory Authority, City University System, Series A (RB) 4.00%, 07/01/14	433,970
600,000	New York State Dormitory Authority, City University System, Series A 5.00%, 07/01/14	657,180
500,000	New York State Dormitory Authority, Consolidated Service Contract, Series A (RB) 4.00%, 07/01/13	525,230
500,000	New York State Dormitory Authority, State Personal Education Series C (RB) 5.00%, 03/15/15	566,995
1,600,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 3.00%, 02/15/13	1,646,048
250,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/14	273,823
250,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 03/15/13	263,175
500,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 12/15/14	562,430
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/13	532,095
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 02/15/15	1,131,410
500,000	New York State Dormitory Authority, State Personal Income Tax, Series G (RB) 5.00%, 03/15/15	566,995
725,000	New York State Dormitory Authority, State Personal Tax, Series C (RB) 5.00%, 12/15/12	755,116
250,000	New York State Environmental Facilities Corp., State Personal Income, Series A (RB) 5.00%, 12/15/13	271,023
475,000	New York State Local Government Assistance Corp., Senior Lien, Series C (RB) 5.00%, 04/01/13	501,429
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL) 5.00%, 01/01/13	260,190
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL) 5.00%, 01/01/14	267,845
1,000,000	New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds 5.00%, 04/01/16	1,165,290
200,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 4.25%, 04/01/15	221,958
125,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/13	131,759

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

$500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/14	$548,070
600,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/16	699,174
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series B (RB) 5.00%, 04/01/14	548,070
450,000	New York State Thruway Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/15	510,295
385,000	New York State Thruway Authority, State Personal Refunding Series A (RB) 5.00%, 03/15/17	462,050
300,000	New York State Urban Development Corp (RB) 5.00%, 03/15/17	360,039
580,000	New York State Urban Development Corp, Series D (RB) 5.00%, 01/01/16	669,007
260,000	New York State Urban Development Corp., Service Contract, Series A (RB) 5.00%, 01/01/14	282,799
250,000	New York State Urban Development Corp., Service Contract, Series D (RB) 5.25%, 01/01/17	299,332
250,000	New York State Urban Development Corp., State Personal Income Tax, Series A-1 (RB) 5.00%, 12/15/12	260,295
500,000	New York State Urban Development Corp., State Personal Income Tax, Series C (RB) 5.00%, 12/15/13	543,515
2,000,000	New York State, Series A (GO) 3.00%, 02/01/16	2,180,880
500,000	New York State, Series A (GO) 3.00%, 03/01/16	545,940
1,000,000	Tobacco Settlement Financing Corp/NY (RB) 5.00%, 06/01/17	1,176,870
500,000	Triborough Bridge & Tunnel Authority of New York, MTA Bridges and Tunnels, Series A (RB) 5.00%, 11/15/16	596,280

		30,024,938

North Carolina: 2.3%
300,000	North Carolina Eastern Municipal Power Agency, Series A (RB) 5.00%, 01/01/15	334,527
325,000	North Carolina State, Series A (GO) 5.00%, 03/01/15	369,398
300,000	North Carolina State, Series A (GO) 5.00%, 03/01/17	363,741
810,000	North Carolina, Capital Improvement, Series A (RB) 5.00%, 05/01/15	921,245
250,000	North Carolina, Infrastructure Financing Corp., Series A (CP) (AGM) 5.00%, 05/01/14	274,663
500,000	Wake County, North Carolina, Series D (GO) 4.00%, 02/01/15	553,365

		2,816,939

Ohio: 1.8%
400,000	Hamilton County, Ohio Sales Tax, Subordinate Series A (RB) (AMBAC) 4.50%, 12/01/15	444,628
250,000	Ohio State Common Schools, Series D (GO) 5.00%, 09/15/13	268,765
250,000	Ohio State Major New State Infrastructure Project, Series 1 (RB) (AGM) 5.00%, 06/15/14	275,188
250,000	Ohio State University, Series A (RB) 5.00%, 12/01/13	270,298
850,000	Ohio State Water Development Authority, Series A (RB) 3.38%, 07/01/15 (p)	875,287

		2,134,166

Oregon: 0.2%
250,000	City of Portland, Oregon (RB) (AGM) 5.00%, 06/15/16	296,862

Pennsylvania: 2.2%
400,000	Allegheny County, Pennsylvania Hospital Development Authority, Pittsburgh University Medical Center, Series A (RB) 5.00%, 09/01/13	427,396
400,000	Allegheny County, Pennsylvania Hospital Development Authority, Pittsburgh University Medical Center, Series A (RB) 5.00%, 05/15/14	437,548
1,000,000	Commonwealth of Pennsylvania (GO) 5.00%, 07/01/17	1,214,880
500,000	Philadelphia Pennsylvania Gas Works, Seventh Series (RB) (AMBAC) 5.00%, 10/01/15	560,585

		2,640,409

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

Puerto Rico: 3.6%
$475,000	Puerto Rico Commonwealth Highway & Transportation Authority, Series CC (RB) 5.00%, 07/01/16	$519,308
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series C (RB) (AMBAC) 5.50%, 07/01/13	263,908
250,000	Puerto Rico Commonwealth, Government Development, Series B (RB) 5.00%, 12/01/14	268,085
500,000	Puerto Rico Commonwealth, Government Development, Series B (RB) 5.00%, 12/01/15	543,625
750,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) (AGO) 5.00%, 07/01/15	820,965
225,000	Puerto Rico Electric Power Authority, Series QQ (RB) (XLCA) 5.25%, 07/01/14	243,900
200,000	Puerto Rico Electric Power Authority, Series SS (RB) (NATL) 5.00%, 07/01/14	215,622
75,000	Puerto Rico Electric Power Authority, Series UU (RB) (NATL) 4.00%, 07/01/14	79,094
500,000	Puerto Rico Public Buildings Authority (RB) (COMWLTH GTD) 5.25%, 07/01/16	548,095
250,000	Puerto Rico Public Buildings Authority, Government Facilities, Series J (RB) (COMWLTH GTD) 5.00%, 07/01/12 (c) (p)	254,090
300,000	Puerto Rico Public Buildings Authority, Government Facilities, Series M (RB) (COMWLTH GTD) 5.75%, 07/01/15	331,269
220,000	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB) 3.75%, 08/01/15	233,851

		4,321,812

South Carolina: 1.0%
1,000,000	Piedmont Municipal Power Agency, Series A (RB) 5.00%, 01/01/17	1,160,980

Texas: 5.4%
1,000,000	City of San Antonio Texas Water System Revenue (RB) (FGIC) (NATL) 5.50%, 05/15/16	1,196,570
300,000	City of San Antonio Texas, Series D (RB) 5.00%, 02/01/17	361,242
250,000	Harris County, Texas Metropolitan Transit Authority, Series B (RB) 5.00%, 11/01/16	296,857
250,000	Houston, Texas Independent School District (GO) 5.00%, 02/15/14	273,213
450,000	Houston, Texas Public Improvement Refunding, Series A (GO) (NATL) 5.00%, 03/01/16	526,266
250,000	Houston, Texas Utility System, Combined 1st Lien Series A (RB) (AGM) 5.25%, 11/15/14	281,740
250,000	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien Series A (RB) 5.00%, 12/15/14	266,393
500,000	Texas Public Finance Authority, Series A (GO) 5.00%, 10/01/15	578,360
250,000	Texas Transportation Commission, Series A (RB) 5.00%, 04/01/16 (c)	293,557
125,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 4.00%, 04/01/13	130,431
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 04/01/14	274,605
1,300,000	Texas Water Development Board (RB) 5.00%, 07/15/17	1,588,275
415,000	Texas Water Development Board, State Revolving Fund, Sub-Series B (RB) 5.63%, 07/15/14	467,921

		6,535,430

Virginia: 0.8%
500,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW) 5.00%, 04/01/14	549,325
250,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW) 5.00%, 04/01/15	285,152
125,000	Loudoun County, Virginia, Series B (GO) (SAW) 5.00%, 12/01/13	135,700

		970,177

Washington: 1.2%
250,000	Washington State, Various Purpose, Series A (GO) 5.00%, 01/01/13	260,895
500,000	Washington State, Various Purpose, Series A (GO) 5.00%, 07/01/15	573,985

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Value

$500,000	Washinton State, Various Purpose, Series B (GO) 5.00%, 07/01/17	$605,675

		1,440,555

Wisconsin: 1.9%
1,500,000	City of Milwaukee, Wisconsin, Series N (GO) 5.00%, 02/01/15	1,698,450
525,000	Wisconsin State, Series C (GO) 3.00%, 05/01/13	542,724

		2,241,174

Total Municipal Bonds (Cost: $114,657,215)		118,139,705

Number of Shares

MONEY MARKET FUND: 0.6% (Cost: $692,852)
692,852	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	692,852

Total Investments: 99.0% (Cost: $115,350,067)		118,832,557
Other assets less liabilities: 1.0%		1,174,572

NET ASSETS: 100.0%		$120,007,129

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	0.6%	$694,200

Development	3.6	4,294,572

Education	5.0	5,967,652

Facilities	4.8	5,690,521

General Obligation	40.8	48,451,862

Higher Education	10.5	12,436,216

Medical	3.2	3,810,925

Multifamily Housing	0.1	106,144

Pollution	1.2	1,394,682

Power	5.5	6,551,747

School District	3.9	4,696,538

Transportation	15.6	18,506,612

Utilities	0.4	529,496

Water	4.2	5,008,538

Money Market Fund	0.6	692,852

	100.0%	$118,832,557

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
January 31, 2012 (unaudited)

The summary of inputs used to value the Fund’s investments as of January 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$118,139,705	$—	$118,139,705

Short-Term Investments	692,852	—	—	692,852

Total	$692,852	$118,139,705	$—	$118,832,557

* See Schedule of Investments for security type and geographic sector breakouts.

MARKET VECTORS ETF TRUST

NOTE TO SCHEDULES OF INVESTMENTS
January 31, 2012 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds’ Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments, as well as a table that reconciles the valuation of the Fund’s Level 3 investments, if applicable, is located in the Schedule of Investments.

Recent Accounting Pronouncements—In May 2011, Financial Accounting Standards Board issued Accounting Standards Update “ASU” No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the Funds’ financial statements.

Income Taxes - As of January 31, 2012, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Investment Grade	$7,472,303	$685	$(324,343)	$(323,658)
Mortgage REIT	21,323,595	968,754	(15,766)	952,988
Emerging Markets	594,156,685	11,702,857	(43,693,945)	(31,991,088)
LatAm	7,364,167	168,391	(264,230)	(95,839)
Renminbi	4,595,755	49,851	(10,885)	38,966
CEF Municipal	6,502,832	538,346	—	538,346
High-Yield	373,415,315	33,738,045	(4,118,192)	29,619,853
Intermediate	362,901,141	28,076,960	(36)	28,076,924
Long	69,016,220	6,026,031	(15,687)	6,010,344
Pre-Refunded	31,654,803	1,211,716	—	1,211,716
Short	115,345,791	3,503,406	(16,640)	3,486,766

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: March 30, 2012

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: March 30, 2012